                                                                                           ---------------------------
As filed with the Securities and Exchange Commission on August 9, 2007                            OMB APPROVAL
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Registration No. 333-144564                                                                OMB Number:      3235-0336
                                                                                           Expires     March 31, 2008
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                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                   / X /

PRE-EFFECTIVE AMENDMENT NO.                 1  / X /

POST-EFFECTIVE AMENDMENT NO. __                                                                           /    /

                                       OPPENHEIMER CAPITAL APPRECIATION FUND
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                (Exact Name of Registrant as Specified in Charter)

                              6803 South Tucson Way, Centennial, Colorado 80112-3924
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                     (Address of Principal Executive Offices)

                                                   303-768-3200
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                   (Registrant's Area Code and Telephone Number)

                                               Robert G. Zack, Esq.
                                    Executive Vice President & General Counsel
                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                                225 Liberty Street
                                             New York, New York 10148
                                                  (212) 323-0250
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                      (Name and Address of Agent for Service)

                    As soon as practicable after the Registration Statement becomes effective.
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                  (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered:  Class A, Class B, Class C, Class N and Class Y shares of Oppenheimer
Capital Appreciation Fund.

It is proposed that this filing will become effective on August 13, 2007 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

                                        CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page

Part A

Combined Prospectus and Proxy Statement of Oppenheimer Capital Appreciation Fund

Part B

Statement of Additional Information

Part C

Other Information
Signatures
Exhibits

                                      OPPENHEIMER EMERGING TECHNOLOGIES FUND
                                 6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.225.5677

                                     NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                                          TO BE HELD ON OCTOBER 19, 2007

To the Shareholders of Oppenheimer Emerging Technologies Fund:

         Notice is hereby given that a Special Meeting of the Shareholders of Oppenheimer Emerging Technologies
Fund ("Emerging Technologies Fund"), a registered open-end management investment company, will be held at 6803
South Tucson Way, Centennial, Colorado 80112 at 1:00 p.m., Mountain time, on October 19, 2007, or any adjournments thereof (the "Meeting"), for the following purposes:

1.       To approve an Agreement and Plan of Reorganization between Emerging Technologies Fund and Oppenheimer
          Capital Appreciation Fund ("Capital Appreciation Fund"), and the transactions contemplated thereby, including: (a) the transfer of substantially all the assets of Emerging Technologies Fund to Capital
          Appreciation Fund in exchange for Class A, Class B, Class C, Class N and Class Y shares of Capital
          Appreciation Fund; (b) the distribution of shares of Capital Appreciation Fund to the corresponding
          Class A, Class B, Class C, Class N and Class Y shareholders of Emerging Technologies Fund in complete liquidation of Emerging Technologies Fund; and (c) the cancellation of the outstanding shares of
          Emerging Technologies Fund (all of the foregoing being referred to as the "Proposal"); and

2.       To act upon such other matters as may properly come before the Meeting.

         Shareholders of record at the close of business on June 12, 2007 are entitled to notice of, and to vote at, the Meeting. The Proposal is more fully discussed in the combined Prospectus and Proxy Statement. Please read it carefully before telling us, through your proxy or in person, how you wish your shares to be voted. The Board of Trustees of Emerging Technologies Fund recommends a vote in favor of the Proposal.

                              YOU CAN VOTE ON THE INTERNET, BY TELEPHONE OR BY MAIL.
                                           WE URGE YOU TO VOTE PROMPTLY.
                                              YOUR VOTE IS IMPORTANT.

By Order of the Board of Trustees,
Robert G. Zack, Secretary
August 30, 2007
____________________________________________________________________________________________
                                       PLEASE VOTE THE ENCLOSED PROXY TODAY.
                             YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN.

                                       OPPENHEIMER CAPITAL APPRECIATION FUND
                                 6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.225.5677

                                      COMBINED PROSPECTUS AND PROXY STATEMENT
                                               Dated August 30, 2007

                                        SPECIAL MEETING OF SHAREHOLDERS OF
                                      OPPENHEIMER EMERGING TECHNOLOGIES FUND
                                          to be held on October 19, 2007

                                           Acquisition of the Assets of
                                      OPPENHEIMER EMERGING TECHNOLOGIES FUND
                                 6803 South Tucson Way, Centennial, Colorado 80112
                                                  1.800.225.5677

                  By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                                       OPPENHEIMER CAPITAL APPRECIATION FUND

         This combined Prospectus and Proxy Statement solicits proxies from the shareholders of Oppenheimer
Emerging Technologies Fund ("Emerging Technologies Fund"), an open-end management investment company, to be voted at a Special Meeting of Shareholders (the "Meeting") to approve the Agreement and Plan of Reorganization (the
"Reorganization Agreement") and the transactions contemplated thereby (the "Reorganization") between Emerging
Technologies Fund and Oppenheimer Capital Appreciation Fund ("Capital Appreciation Fund"), an open-end management investment company. This combined Prospectus and Proxy Statement constitutes the Prospectus of Capital
Appreciation Fund and the Proxy Statement of Emerging Technologies Fund filed on Form N-14 with the Securities and Exchange Commission ("SEC"). If shareholders of Emerging Technologies Fund vote to approve the Reorganization
Agreement and the Reorganization, substantially all of the assets of Emerging Technologies Fund will be transferred to Capital Appreciation Fund in exchange for shares of Capital Appreciation Fund and the assumption of certain liabilities, if any, described in the Reorganization Agreement.  The Meeting will be held at the offices of OppenheimerFunds, Inc. (the "Manager") at 6803 South Tucson Way, Centennial, Colorado 80112 on October
19, 2007 at 1:00 p.m., Mountain Time. The Board of Trustees of Emerging Technologies Fund is soliciting these proxies on behalf of Emerging Technologies Fund. This Prospectus and Proxy Statement will first be sent to shareholders on or about August 30, 2007.

         If the shareholders of Emerging Technologies Fund vote to approve the Reorganization Agreement and the
Reorganization, shareholders will receive Class A shares of Capital Appreciation Fund equal in value to the value as of the "Valuation Date," which is the business day preceding the Closing Date (as such term is defined in the
Reorganization Agreement attached hereto as Exhibit A) of the Reorganization, of their Class A shares of Emerging
Technologies Fund; Class B shares of Capital Appreciation Fund equal in value to the value as of the Valuation
Date of their Class B shares of Emerging Technologies Fund; Class C shares of Capital Appreciation Fund equal in value to the value as of the Valuation Date of their Class C shares of Emerging Technologies Fund; Class N shares of Capital Appreciation Fund equal in value to the value as of the Valuation Date of their Class N shares of
Emerging Technologies Fund; and Class Y shares of Capital Appreciation Fund equal in value to the value as of the
Valuation Date of their Class Y shares of Emerging Technologies Fund.  Emerging Technologies Fund will subsequently be dissolved.

         This combined Prospectus and Proxy Statement gives information about the Class A, Class B, Class C,
Class N and Class Y shares of Capital Appreciation Fund that you should know before investing. You should retain it for future reference. A Statement of Additional Information, dated August 30, 2007, relating to the
Reorganization, has been filed with the SEC as part of the Registration Statement on Form N-14 (the "Registration
Statement") and is incorporated herein by reference. You may receive a free copy by writing to OppenheimerFunds
Services (the "Transfer Agent") at P.O. Box 5270, Denver, Colorado 80217, by visiting the website at
www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677. The Prospectus of Capital Appreciation Fund
dated October 26, 2006, as supplemented May 30, 2007, is enclosed herewith and considered a part of this combined
Prospectus and Proxy Statement.  It is intended to provide you with information about Capital Appreciation Fund.
For more information regarding Capital Appreciation Fund, in addition to its Prospectus, see the Statement of
Additional Information dated October 26, 2006, as supplemented November 24, 2006 and December 15, 2006, which includes audited financial statements of Capital Appreciation Fund for the 12-month period ended August 31, 2006 and the semi-annual report dated February 28, 2007 which includes unaudited financial statements of Capital
Appreciation Fund for the 6-month period ended February 28, 2007.  These documents have been filed with the SEC and are incorporated herein by reference.  You may receive a free copy of these documents by writing to the
Transfer Agent at P.O. Box 5270, Denver, Colorado 80217, by visiting the website at www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.

         For more information regarding Emerging Technologies Fund, see the Prospectus of Emerging Technologies
Fund dated February 28, 2007, as supplemented May 21, 2007 and June 5, 2007.  In addition to its Prospectus, see the Statement of Additional Information of Emerging Technologies Fund dated February 28, 2007, as supplemented
May 21, 2007, which includes the audited financial statements of Emerging Technologies Fund for the 12-month period ended October 31, 2006 and the semi-annual report of Emerging Technologies Fund dated April 30, 2007, which includes unaudited financial statements for the 6-month period ended April 30, 2007.  These documents have been filed with the SEC and are incorporated herein by reference.  The annual report of Emerging Technologies
Fund dated October 31, 2006 which includes audited financial statements of Emerging Technologies Fund for the
12-month period ended October 31, 2006 will be made available no later than 60 days thereafter. You may receive a free copy of these documents by writing to the Transfer Agent at P.O. Box 5270, Denver, Colorado 80217, by
visiting the website at www.oppenheimerfunds.com or by calling toll-free 1.800.225.5677.

Mutual fund shares are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other U.S. government agency. Mutual fund shares involve investment risks including the possible loss of principal.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus and Proxy Statement. Any representation to the contrary is a criminal offense.

This combined Prospectus and Proxy Statement is dated August 30, 2007.

                                                 TABLE OF CONTENTS
                                      COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                                                            Page

Synopsis..................................................................................................
     What am I being asked to vote on?....................................................................
     What are the general tax consequences of the Reorganization?.........................................
     How do the investment objectives and policies of the Funds compare?..................................
     What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?..............................................................................
     What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?..............................................................................
     How have the Funds performed?........................................................................
     Management's Discussion of Capital Appreciation Fund's Performance...................................
How do the Account Features and Shareholder Services for the Funds Compare?...............................
         Purchases, Redemptions and Exchanges.............................................................
         Dividends and Distributions......................................................................
         Other Shareholder Services.......................................................................

How do the Principal Risks of Investing in the Funds Differ?..............................................

Information About the Reorganization......................................................................
     How will the Reorganization be carried out? .........................................................
     Who will pay the expenses of the Reorganization? ....................................................
     What are the tax consequences of the Reorganization? ................................................

Reasons for the Reorganization............................................................................
     Board Considerations ................................................................................
     What should I know about Class A, Class B, Class C, Class N and Class Y Shares of
     Capital Appreciation Fund?...........................................................................

What are the Fundamental Investment Restrictions of the Funds?............................................

Other Comparisons Between the Funds.......................................................................
         Management of the Funds..........................................................................
         Investment Management and Fees...................................................................
         Distribution Services............................................................................
         Transfer Agency and Custody Services.............................................................
         Shareholder Rights...............................................................................

Voting Information .......................................................................................
     How do I vote? ......................................................................................
     Who is Entitled to Vote and How are Votes Counted?...................................................
     Quorum and Required Vote.............................................................................
     Solicitation of Proxies..............................................................................
     Revoking a Proxy.....................................................................................
     What other matters will be voted upon at the Meeting?................................................

Additional Information About the Funds....................................................................
     Householding of Reports to Shareholders and Other Fund Documents.....................................
     Principal Shareholders...............................................................................

Exhibit A:  Agreement and Plan of Reorganization between Oppenheimer Emerging Technologies Fund and Oppenheimer

Enclosures:
Prospectus of Oppenheimer Capital Appreciation Fund dated October 26, 2006, as supplemented May 30, 2007.

                                                        37
                                                     SYNOPSIS

         This is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this combined Prospectus and Proxy Statement and by the Reorganization Agreement
which is attached as Exhibit A. Shareholders should carefully review this Prospectus and Proxy Statement and the
Reorganization Agreement in their entirety and, in particular, the Prospectus of Capital Appreciation Fund which accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.

What am I being asked to vote on?

         You are being asked by the Board of Trustees of Emerging Technologies Fund to approve the reorganization of your Fund, Emerging Technologies Fund, with and into Capital Appreciation Fund (each individually a "Fund" and collectively the "Funds").  If shareholders of Emerging Technologies Fund approve the Reorganization, substantially all of the assets of Emerging Technologies Fund will be transferred to Capital Appreciation Fund, in exchange for an equal value of shares of Capital Appreciation Fund and the assumption of certain liabilities, if any, described in the Reorganization Agreement. The shares of Capital Appreciation Fund will then be distributed to Emerging Technologies Fund shareholders, and Emerging Technologies Fund will subsequently be liquidated. If the Reorganization is approved by shareholders of Emerging Technologies Fund, you will no longer be a shareholder of Emerging Technologies Fund, and, instead, will become a shareholder of Capital Appreciation
Fund.  This exchange will occur on the Closing Date of the Reorganization.

         Approval of the Reorganization means that as a shareholder in Emerging Technologies Fund, you will receive Class A, Class B, Class C, Class N and/or Class Y shares of Capital Appreciation Fund, as the case may be, equal in value to the value of the net assets of your Emerging Technologies Fund shares transferred to Capital
Appreciation Fund on the Closing Date.  The shares you receive will be issued at net asset value ("NAV") without a sales charge and will not be subject to any additional contingent deferred sales charge ("CDSC").  However, any
CDSC that applies to Emerging Technologies Fund shares as of the date of the exchange will carry over to Capital
Appreciation Fund shares received in the Reorganization

         In considering whether to approve the Reorganization, you should consider, among other things:

(i)      The number of similarities (as well as any differences) between the Funds (as discussed herein) and the relative advantages and disadvantages of each Fund.

(ii)     That the Reorganization would allow you the ability to continue your investment in a fund that closely resembles the investment style you were seeking when you invested in Emerging Technologies
                      Fund.

 Capital Appreciation Fund is an open-end, diversified, management investment company organized as a
 Massachusetts business trust in October 1987. Emerging Technologies Fund is an open-end, diversified management investment company originally incorporated in Maryland in 1978 but reorganized as a Massachusetts business trust in August 1986.  Emerging Technologies Fund commenced operations on April 25, 2000.  Capital Appreciation Fund commenced operations on January 22, 1981.  As of May 31,  2007, Emerging Technologies Fund had approximately
 $147 million in net assets and Capital Appreciation Fund had approximately $8.252 billion in net assets.

         Shareholders  of  Emerging  Technologies  Fund are  expected  to  realize  a number of  benefits  from the proposed  Reorganization.  The assets of Emerging Technologies Fund have been decreasing  significantly since 2000, resulting  in the Fund  spreading  its  operating  costs over a declining  asset  base.  If the  Reorganization  is approved,  shareholders  would get the benefit of a larger fund with lower  operating  expenses,  resulting  in you paying  significantly  lower  expenses  as a  shareholder  of  Capital  Appreciation  Fund.  Furthermore,  although performance is not indicative of future results,  the  performance of Capital  Appreciation  Fund has  consistently outperformed  the  performance  of Emerging  Technologies  Fund.  Moreover,  the Funds'  investment  objectives and overall strategy of investing in growth stocks focus on capital  appreciation.  (See the discussion in "Reasons for
the Reorganization" beginning on page [    ] for more details.)

         The Board of Emerging Technologies Fund reviewed and discussed with the Manager and the Board's independent legal counsel the proposed Reorganization. Information with respect to, but not limited to, each
Fund's respective investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size, was also considered by the Board of Emerging Technologies Fund.

         Based on the considerations discussed above and the reasons more fully described under "Reasons for the
Reorganization" (beginning on page [    ]), together with other relevant factors and information, at a meeting held on May 17, 2007, the Board of Trustees of Emerging Technologies Fund concluded that the Reorganization would be in the best interests of shareholders of Emerging Technologies Fund and that the Fund would not experience any dilution as a result of the Reorganization.  The Board of Trustees of Emerging Technologies Fund voted to approve the proposed Reorganization and to recommend that shareholders approve the proposed Reorganization.

         The proposed Reorganization was also approved by the Board of Trustees of Capital Appreciation Fund at a
meeting held on May 17, 2007.

                                  THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                                TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

         It is expected that shareholders of Emerging Technologies Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Capital Appreciation Fund.
You should, however, consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences.

         For federal income tax purposes, the holding period of your Emerging Technologies Fund shares will be carried over to the holding period for Capital Appreciation Fund shares you receive in connection with the
Reorganization. This exchange will occur on the Closing Date (as such term is defined in the Reorganization
Agreement) of the Reorganization.

         One of the requirements to qualify as a tax-free reorganization under the Internal Revenue Code is that a significant portion of the assets of Emerging Technologies Fund continue to be used by Capital Appreciation
Fund after the Reorganization.  Due to common holdings in both Funds, it is expected that the assets of Emerging
Technologies Fund will satisfy this requirement.  As a result, prior to the Reorganization, it is not expected to be necessary for Emerging Technologies Fund to sell portfolio securities that do not conform to the portfolio securities of Capital Appreciation Fund for purposes of the Reorganization.  However, Emerging Technologies Fund
may sell securities prior to the Reorganization in the ordinary course of its business as an open-end investment company. .

         For further information about the tax consequences of the Reorganization, please see the "Information
About the Reorganization--What are the Tax Consequences of the Reorganization?"

How do the investment objectives and policies of the Funds compare?

          The chart below compares the Funds' overall investment objectives, investment strategies and other policies.

  ---------------------------------------------------------- --------------------------------------------------------
                 EMERGING TECHNOLOGIES FUND                                 CAPITAL APPRECIATION FUND
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                Investment Objectives
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  The Fund seeks long-term capital appreciation.             The Fund seeks capital appreciation.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                Investment Strategies
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Emerging Technologies Fund invests mainly in the common    Capital Appreciation Fund invests mainly in common
  stocks of U.S. and foreign technology companies believed   stocks of "growth companies." These may be newer
  by the investment manager (the "Manager") to have          companies or established companies of any
  significant growth potential. The Fund invests in          capitalization range that the portfolio manager
  companies without regard to a specific market              believes may appreciate in value over the long term.
  capitalization range. Under normal market conditions,
  the Fund will invest at least 80% of its net assets        The Manager looks for growth companies with stock
  (including borrowings for investment purposes) in common   prices that it believes are reasonable in relation to
  stocks that the Manager believes will benefit from         overall stock market valuations. The Manager focuses
  emerging technology. The Fund considers an emerging        on factors that may vary in particular cases and over
  technology to be new technology or a significant           time in seeking broad diversification of the Fund's
  improvement or enhancement of existing technology. For     portfolio among industries and market sectors.
  these purposes, an emerging technology company is          Currently, the Manager looks for:
  defined as a company using, producing and/or developing    o        companies in businesses with above-average
  emerging technology products, processes and/or services.                 growth potential,
  The Fund may invest a significant amount of its assets     o        companies with growth rates that the
  in initial public offerings (IPOs) of certain emerging                   portfolio managers believe are
  technology companies. The Fund may invest up to 15% of                   sustainable over time,
  its assets in private placement or illiquid securities.    o        stocks with reasonable valuations relative to
  The Fund's current focus includes companies involved in:                 their growth potential.
  o        digital consumer appliances
  o        computer upgrades                                 The Manager may sell companies from the Fund that it
  o        defense-related electronics                       believes no longer meet the above criteria.
  o        enterprise and internet system security
  o        medical technology
  o        biotechnology drug development
  o        wireless phone equipment

           The types of companies the Manager considers to
  be emerging technology companies can be expected to
  change over time as developments in technology occur.

The  portfolio  manager  uses  fundamental  analysis,  relying on  internal  and external  research and analysis,  to look for potentially  high-growth  emerging technology  companies.  A growth company or stock is one that is expected by the
portfolio  manager  to  experience  rapid  growth  from  strong  sales,   strong
management and/or dominant market positions.  The portfolio manager may consider a company's financial statements, interviews with management or an analysis of a company's operations and product developments.  He may also evaluate research on particular  industries,  market  trends and  general  economic  conditions.  The portfolio  manager focuses on factors that may vary in particular cases and over time. Currently, he looks for:
           o   Companies with a track record of strong
               revenue;
  o        Companies with potentially strong revenue and
                earnings growth;
           o   Companies in their early growth phase
               having the potential to be market leaders;
               and/or
  o        Established companies that are well-positioned
               to take advantage of advances in the
               technology and related sectors.

     The portfolio manager employs a disciplined approach in deciding whether to sell particular portfolio  securities.  This approach may change over time. If a particular  stock exhibits a material  decrease in revenue and earnings  growth, the  portfolio  manager will  consider  selling the stock.  In addition,  if the reason that the portfolio manager originally purchased the stock of a particular company materially changes,  then he may also decide to sell the stock. The Fund is not required to dispose of the  securities  of  companies  that are no longer considered emerging technology companies after they have been purchased.

  -------------------------------------------------------------------------------------------------------------------
                                            Who is the Fund Designed For?
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Emerging Technologies Fund is designed for investors       Capital Appreciation Fund is designed for investors
  seeking long-term capital appreciation. Those investors    seeking capital appreciation in their investment over
  should be willing to assume the greater risks of share     the long term. Those investors should be willing to
  price fluctuations that are typical for an aggressive      assume the risks of short-term share price
  growth fund focusing on the stocks of emerging             fluctuations that are typical for a growth fund
  technology companies. The Fund does not seek income and    focusing on stock investments. Since the Fund does not
  the income from its investments will likely be small, so   seek income and its income from its investments will
  it is not designed for investors needing current income.   likely be small, it is not designed for investors
  Because of its focus on long-term capital appreciation,    needing current income. Because of its focus on
  the Fund may be appropriate for those investors with a     long-term growth, the Fund may be appropriate for a
  longer investment time horizon, and may be appropriate     portion of a retirement plan investment. The Fund is
  for a portion of a retirement plan investment. However,    not a complete investment program.
  the Fund is not a complete investment program.

  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                       Manager
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  OppenheimerFunds, Inc.                                     OppenheimerFunds, Inc.
  ---------------------------------------------------------- --------------------------------------------------------
  -------------------------------------------------------------------------------------------------------------------
                                                  Portfolio Managers
  -------------------------------------------------------------------------------------------------------------------
  ---------------------------------------------------------- --------------------------------------------------------
  Neil McCarthy, John Delano, and Ash Shah.                  Marc L. Baylin
  ---------------------------------------------------------- --------------------------------------------------------

         As shown in the chart above, the Funds' investment objectives focus on capital appreciation and each
Fund uses a "growth" investment style to achieve its objective; both Funds invest mainly in stocks of growth companies without regard to capitalization range.  Capital Appreciation Fund can invest in common stocks of both newer and established foreign and U.S. companies that the Manager believes may appreciate in value over time.
Emerging Technologies Fund invests mainly in stocks that the manager believes will benefit from emerging technologies, and can invest in both U.S. and foreign technology companies believed by the Manager to have significant growth potential.

As of February 27, 2007, 99.2% of Capital Appreciation Fund's portfolio consisted of common stocks.  The Fund's portfolio was allocated across the following sectors:*

                                             Sector                        % Allocated
                        o        Information Technology                       32.9%
                                  Communications Equipment                     7.9
                                  Internet Software & Services                 6.7
                                  Software                                     5.8
                                  IT Services                                  4.5
                                  Semiconductors & Semiconductor               4.3
                                  Equipment
                                  Computers & Peripherals                      3.7
                        o        Health Care                                  14.5
                        o        Consumer Discretionary                       11.5
                        o        Financials                                   11.2
                        o        Industrials                                   9.7
                        o        Consumer Staples                              7.1
                        o        Energy                                        6.6
                        o        Materials                                     3.5
                        o        Telecommunication Services                    3.0
                           * Unaudited

As of April 30, 2007, 100% of Emerging Technologies Fund's portfolio consisted of common stocks.  The Fund's portfolio was allocated across the following sectors:*
                                             Sector                        % Allocated
                        o        Information Technology                       89.0%
                                  Semiconductors & Semiconductor              25.4
                                  Equipment
                                  Internet Software & Services                20.4
                                  Software                                    20.0
                                  Communications Equipment                     9.7
                                  Computers & Peripherals                      7.7
                                  IT Services                                  4.6
                                  Electronic Equipment &                       1.2
                                 Instruments
                        |X|      Telecommunication Services                    8.4
                        o        Health Care                                   2.0
                        o        Consumer Discretionary                        0.6
                           * Unaudited

What are the fees and expenses of each Fund and what are they expected to be after the Reorganization?

         Each Fund pays a variety of expenses directly for management of their respective assets, administration and/or distribution of shares and other services. Those expenses are subtracted from each Fund's assets to calculate the Fund's net asset value per share. Shareholders pay these expenses indirectly. Shareholders pay other expenses directly, such as sales charges.

         The tables below reflect the current contractual management fee schedule for each of the Funds and the proposed "pro forma" management fee schedule for the surviving Capital Appreciation Fund upon the successful completion of the Reorganization.  The tables are provided to help you understand and compare the fees and expenses of investing in shares of each Fund. The pro forma fees and expenses of the surviving Capital
Appreciation Fund show what the fees and expenses are expected to be after giving effect to the Reorganization.

         "Other Expenses" in the tables include transfer agent fees, custodial fees, and accounting and legal expenses that each Fund pays.  The "Other Expenses" in the tables are based on, among other things, the fees each
Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Funds to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. For each
Fund, that undertaking may be amended or withdrawn at any time.

                                         CURRENT AND PRO FORMA FEE TABLES
                      For Classes A, B, C, N and Y for the 12 month period ended May 31, 2007

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                        Emerging             Capital           Pro Forma Surviving
                                                   Technologies Fund    Appreciation Fund   Capital Appreciation Fund
                                                     Class A Shares      Class A Shares           Class A Shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %         5.75%                5.75%                   5.75%
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or             None(1)              None(1)                 None(1)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee as a percentage of total                  2.00%                None                     None
redemption proceeds)(2)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.90%                0.57%                   0.57%
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.24%                0.24%                   0.24%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.94%                0.26%                   0.27%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.08%                1.07%                   1.08%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the  waiver was  applied to  Emerging  Technologies  Fund,  the actual  "Other  Expenses"  and "Total  Annual
Operating  Expenses" for Class A shares, as percentages of average daily net assets,  were  respectively  0.44% and
1.58%.  After the waiver was applied to Capital  Appreciation  Fund, the actual "Other  Expenses" and "Total Annual
Operating  Expenses" for Class A shares, as percentages of average daily net assets,  were the same as shown above.
Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                        Emerging             Capital           Pro Forma Surviving
                                                   Technologies Fund    Appreciation Fund   Capital Appreciation Fund
                                                     Class B Shares      Class B Shares           Class B Shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or             5.00%(3)            5.00%(3)                 5.00%(3)
redemption proceeds)(2)
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee as a percentage of total                  2.00%                None                     None
redemption proceeds)(2)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.90%                0.57%                   0.57%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.66%                0.31%                   0.32%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.56%                1.88%                   1.89%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the  waiver was  applied to  Emerging  Technologies  Fund,  the actual  "Other  Expenses"  and "Total  Annual
Operating  Expenses" for Class B shares, as percentages of average daily net assets,  were  respectively  0.43% and
2.33%.  After the waiver was applied to Capital  Appreciation  Fund, the actual "Other  Expenses" and "Total Annual
Operating  Expenses" for Class B shares, as percentages of average daily net assets,  were the same as shown above.
Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                        Emerging             Capital           Pro Forma Surviving
                                                   Technologies Fund    Appreciation Fund   Capital Appreciation Fund
                                                   Class C Shares      Class C Shares             Class C shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of         1.00%(4)            1.00%(4)                 1.00%(4)
the lower of the original offering price or
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee as a percentage of total                  2.00%                None                     None
redemption proceeds)(2)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.90%                0.57%                   0.57%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 1.00%                1.00%                   1.00%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.73%                0.26%                   0.27%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.63%                1.83%                   1.84%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the  waiver was  applied to  Emerging  Technologies  Fund,  the actual  "Other  Expenses"  and "Total  Annual
Operating  Expenses" for Class C shares, as percentages of average daily net assets,  were  respectively  0.42% and
2.32%.  After the waiver was applied to Capital  Appreciation  Fund, the actual "Other  Expenses" and "Total Annual
Operating  Expenses" for Class C shares,  as  percentages of average daily net assets were the same as shown above.
Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                        Emerging             Capital           Pro Forma Surviving
                                                   Technologies Fund    Appreciation Fund   Capital Appreciation Fund
                                                     Class N Shares      Class N Shares           Class N Shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or             1.00%(5)            1.00%(5)                 1.00%(5)
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee as a percentage of total                  2.00%                None                     None
redemption proceeds)(2)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.90%                0.57%                   0.57%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                 0.50%                0.50%                   0.50%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.66%                0.34%                   0.34%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            2.06%                1.41%                   1.41%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the  waiver was  applied to  Emerging  Technologies  Fund,  the actual  "Other  Expenses"  and "Total  Annual
Operating  Expenses" for Class N shares, as percentages of average daily net assets,  were  respectively  0.40% and
1.80%.  After the waiver was applied to Capital  Appreciation  Fund, the actual "Other  Expenses" and "Total Annual
Operating  Expenses" for Class N shares, as percentages of average daily net assets,  were the same as shown above.
Expenses may vary in future years.

-------------------------------------------------- ------------------- -------------------- ---------------------------
                                                        Emerging             Capital           Pro Forma Surviving
                                                   Technologies Fund    Appreciation Fund   Capital Appreciation Fund
                                                     Class Y Shares      Class Y Shares           Class Y Shares
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Sales Charge (Load) on purchases (as a %          None                None                     None
of offering price)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Maximum Deferred Sales Charge (Load) (as a % of
the lower of the original offering price or               None                None                     None
redemption proceeds)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Redemption Fee as a percentage of total                  2.00%                None                     None
redemption proceeds)(2)
-------------------------------------------------- ------------------- -------------------- ---------------------------
-----------------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Management Fees                                          0.90%                0.57%                   0.57%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Distribution and/or Service (12b-1) Fees                  None                None                     None
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Other Expenses                                           0.00%                0.10%                   0.10%
-------------------------------------------------- ------------------- -------------------- ---------------------------
-------------------------------------------------- ------------------- -------------------- ---------------------------
Total Fund Operating Expenses                            0.90%                0.67%                   0.67%
-------------------------------------------------- ------------------- -------------------- ---------------------------
After the  waiver was  applied to  Emerging  Technologies  Fund,  the actual  "Other  Expenses"  and "Total  Annual
Operating  Expenses" for Class Y shares,  as  percentages of average daily net assets were the same as shown above.
After the waiver  was  applied to  Capital  Appreciation  Fund,  the  actual  "Other  Expenses"  and "Total  Annual
Operating  Expenses"  for Class Y shares,  as  percentages  of  average  daily net  assets,  were the same as shown above.  Expenses may vary in future years.

1.       A Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions..
2.       The redemption fee applies to the proceeds of Emerging Technologies Fund shares that are redeemed
     (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase.
3.       Applies to  redemptions in first year after  purchase.  The  contingent  deferred  sales charge  gradually declines from 5% to 1% in years one through six and is eliminated after that.
4.       Applies to shares redeemed within 12 months of purchase.
5.       Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

Examples

         The examples below are intended to help you compare the cost of investing in Emerging Technologies Fund,
Capital Appreciation Fund, and the surviving Capital Appreciation Fund after the Reorganization. These examples assume an annual return for each class of 5%, the operating expenses described in the tables above and reinvestment of your dividends and distributions.

         Your actual costs may be higher or lower because expenses will vary over time. For each $10,000 investment, you would pay the following projected expenses if you redeemed your shares after the number of years shown or held your shares for the number of years shown without redeeming, according to the following examples.

                                            Emerging Technologies Fund
---------------------------------- ------------------ --------------------- ------------------- ---------------------
If shares are redeemed(1):              1 Year              3 Years              5 Years              10 Years
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class A                                  $776                $1,196               $1,640               $2,870
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class B                                  $762                $1,107               $1,578             $2,703(2)
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class C                                  $370                 $828                $1,413               $3,002
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class N                                  $311                 $652                $1,120               $2,414
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class Y(3)                                $92                 $288                 $501                $1,113
---------------------------------- ------------------ --------------------- ------------------- ---------------------

                                            Emerging Technologies Fund
---------------------------------- ------------------ --------------------- ------------------- ---------------------
If shares are not redeemed(4):          1 Year              3 Years              5 Years              10 Years
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class A                                  $776                $1,196               $1,640               $2,870
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class B                                  $262                 $807                $1,378             $2,703(2)
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class C                                  $270                 $828                $1,413               $3,002
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class N                                  $211                 $652                $1,120               $2,414
---------------------------------- ------------------ --------------------- ------------------- ---------------------
---------------------------------- ------------------ --------------------- ------------------- ---------------------
Class Y(3)                                $92                 $288                 $501                $1,113
---------------------------------- ------------------ --------------------- ------------------- ---------------------

                                             Capital Appreciation Fund
---------------------------------- ------------------- -------------------- ------------------- ---------------------
If shares are redeemed(1):               1 Year              3 Years             5 Years              10 Years
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class A                                   $678                $897                $1,134               $1,812
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class B                                   $693                $896                $1,226             $1,810(2)
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class C                                   $288                $581                 $999                $2,167
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class N                                   $245                $449                 $776                $1,703
---------------------------------- ------------------- -------------------- ------------------- ---------------------
---------------------------------- ------------------- -------------------- ------------------- ---------------------
Class Y(3)                                $69                 $215                 $374                 $837
---------------------------------- ------------------- -------------------- ------------------- ---------------------

                                             Capital Appreciation Fund
-------------------------------- -------------------- ------------------- -------------------- ---------------------
If shares are not redeemed(4):         1 Year              3 Years              5 Years              10 Years
-------------------------------- -------------------- ------------------- -------------------- ---------------------
-------------------------------- -------------------- ------------------- -------------------- ---------------------
Class A                                 $678                 $897               $1,134                $1,812
-------------------------------- -------------------- ------------------- -------------------- ---------------------
-------------------------------- -------------------- ------------------- -------------------- ---------------------
Class B                                 $193                 $596               $1,026              $1,810(2)
-------------------------------- -------------------- ------------------- -------------------- ---------------------
-------------------------------- -------------------- ------------------- -------------------- ---------------------
Class C                                 $188                 $581                $999                 $2,167
-------------------------------- -------------------- ------------------- -------------------- ---------------------
-------------------------------- -------------------- ------------------- -------------------- ---------------------
Class N                                 $145                 $449                $776                 $1,703
-------------------------------- -------------------- ------------------- -------------------- ---------------------
-------------------------------- -------------------- ------------------- -------------------- ---------------------
Class Y(3)                               $69                 $215                $374                  $837
-------------------------------- -------------------- ------------------- -------------------- ---------------------

                        Pro Forma Surviving Capital Appreciation Fund (Post-Reorganization)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are redeemed(1):               1 year              3 years             5 years              10 years
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $679                $900                $1,139               $1,823
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $694                $899                $1,231             $1,821(2)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $289                $584                $1,005               $2,178
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $245                $449                 $776                $1,703
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y(3)                                 $69                $215                 $374                 $837
----------------------------------- ------------------ -------------------- ------------------- ---------------------

                        Pro Forma Surviving Capital Appreciation Fund (Post-Reorganization)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
If shares are not redeemed(4):           1 year              3 years             5 years              10 years
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class A                                   $679                $900                $1,139               $1,823
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class B                                   $194                $599                $1,031             $1,821(2)
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class C                                   $189                $584                $1,005               $2,178
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class N                                   $145                $449                 $776                $1,703
----------------------------------- ------------------ -------------------- ------------------- ---------------------
----------------------------------- ------------------ -------------------- ------------------- ---------------------
Class Y(3)                                 $69                $215                 $374                 $837
----------------------------------- ------------------ -------------------- ------------------- ---------------------

(1.)     In the "If shares are redeemed"  examples,  expenses  include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges.
(2.)     Class  B  expenses  for  years 7  through  10 are  based  on  Class  A  expenses,  since  Class  B  shares automatically convert to Class A 72 months after purchase.
(3.)     There is no sales charge on Class Y shares.
(4.)     In the "If shares are not redeemed"  examples,  the Class A expenses include the initial sales charge, but
   Class B, Class C and Class N expenses do not include the contingent deferred sales charges.

What are the capitalizations of the Funds and what would the capitalization be after the Reorganization?

         The following tables set forth the existing capitalization (unaudited) of Emerging Technologies Fund and
Capital Appreciation Fund as of May 31, 2007 and the pro forma combined capitalization of Capital Appreciation
Fund as of May 31, 2007 as if the Reorganization had occurred on that date.

--------------------------------------------------------------------------------------------------------------------
Emerging Technologies Fund               Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                               $87,920,921                 25,395,160                     $3.46
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                               $33,979,223                 10,277,273                     $3.31
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                               $18,283,549                 5,522,509                      $3.31
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                                $4,398,711                 1,288,291                      $3.41
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                                $2,224,150                  617,915                       $3.60
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                   $146,806,554                43,101,148                    $3.41
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                Net Assets                   Shares                 Net Asset Value
                                                                   Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                              $5,489,990,576              108,602,491                    $50.55
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                               $796,693,297                17,304,340                    $46.04
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                               $701,984,216                15,371,738                    $45.67
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                               $260,958,913                5,247,496                     $49.73
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                              $1,002,086,159               19,259,578                    $52.03
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                  $8,251,713,161              165,785,643                    $49.77
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                Net Assets                   Shares                 Net Asset Value
(Pro Forma Surviving Fund)*                                        Outstanding                  Per Share
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class A                              $5,577,911,497               110,341,736                   $50.55
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class B                               $830,672,520                18,042,377                    $46.04
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class C                               $720,267,765                15,772,104                    $45.67
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class N                               $265,357,624                 5,335,948                    $49.73
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
  Class Y                              $1,004,310,309               19,302,325                    $52.03
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
TOTAL                                  $8,398,519,715               168,794,490                   $49.76
--------------------------------------------------------------------------------------------------------------------
*    Reflects the issuance of 1,739,245  Class A shares,  738,037 Class B shares,  400,366  Class C shares,  88,452
     Class N shares  and 42,747  Class Y shares of Capital  Appreciation  Fund in a tax-free  exchange  for the net assets of  Emerging Technologies Fund, aggregating 3,008,847.

How have the Funds performed?

         The following past performance information for each Fund is set forth below: (i) a bar chart showing changes in each Fund's performance for Class A shares from year to year for the last ten calendar years (or less, if applicable) and (ii) tables detailing how the average annual total returns of each Fund's shares, both before and after taxes, compared to those of broad-based market indices. The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state or local taxes.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The past investment performance of either Fund, before and after taxes, is not necessarily an indication of how either Fund will perform in the future.

Annual Total Returns for Emerging Technologies Fund (Class A) as of 12/31 each year

[Graphic bar chart]

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                              Oppenheimer Emerging Technologies Fund
                                                                              Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/01                                                   -55.02%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/02                                                   -51.17%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/03                                                    60.64%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    -2.99%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/05                                                    0.00%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/06                                                    7.22%
----------------------------------------------------------- ---------------------------------------------------------

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2007 through June 30, 2007, the cumulative  return (not annualized  before taxes for
Class A shares was 11.54%.  During the period shown in the bar chart,  the highest return (not  annualized)  before taxes for a calendar  quarter was 33.33% (2nd Qtr 03) and the lowest  return (not  annualized)  before  taxes for a calendar quarter was -38.55% (3rd  Qtr 01).

Annual Total Returns for Capital Appreciation Fund (Class A) as of 12/31 each year

[Graphic bar chart]

----------------------------------------------------------- ---------------------------------------------------------
                   Calendar Year Ended:                              Oppenheimer Capital Appreciation Fund
                                                                              Annual Total Returns
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/97                                                    26.33%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/98                                                    24.04%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/99                                                    42.09%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/00                                                    -1.29%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/01                                                   -12.69%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/02                                                   -26.26%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/03                                                    29.46%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    6.46%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/05                                                     4.70%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/06                                                    7.51%
----------------------------------------------------------- ---------------------------------------------------------

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from January 1, 2007 through June 30, 2007, the cumulative return (not annualized before taxes for Class A shares was 9.21%. During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 28.86% (4th  Qtr 99) and the lowest return (not annualized) before taxes for a calendar quarter was -19.89% (3rd  Qtr 01).

--------------------------------------------- ---------------------- ---------------------------- --------------------------
Emerging Technologies Fund

--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Average Annual Total Returns                         1 Year                    5 Years                    10 Years
                                                                                                    (or life of class, if
for the periods ended December 31, 2006                                                                     less)
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class A Shares (inception 4/25/00)
  Return Before Taxes                                 1.05%                    -5.12%                      -16.64%
  Return After Taxes on Distributions                 1.05%                    -5.14%                      -16.65%
  Return  After Taxes on  Distributions  and
  Sale of Fund Shares                                 0.68%                    -4.28%                      -12.75%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class B Shares (inception 4/25/00)                    1.41%                    -5.12%                      -16.53%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class C Shares (inception 4/25/00)                    5.41%                    -4.73%                      -16.53%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class N Shares (inception 3/1/01)                     5.94%                    -4.20%                      -12.13%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Class Y Shares (inception 4/25/00)                    7.67%                    -3.39%                      -15.35%
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
Lipper Science & Technology Index (reflects           6.73%                     0.76%                    -11.60%(1)
no deduction for fees, expenses or taxes)                                                                 -3.09%(2)
--------------------------------------------- ---------------------- ---------------------------- --------------------------
--------------------------------------------- ---------------------- ---------------------------- --------------------------
S&P 500 Index (reflects no deduction for             15.78%                     6.18%                     1.30%(1)
fees, expenses or taxes)                                                                                  4.10%(2)
(1)  From 4/30/00.
(2)  From 2/28/01.

--------------------------------------------- ----------------------- -------------------------- --------------------------
Capital Appreciation Fund
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
                                                                               5 Years                   10 Years
Average Annual Total Returns                          1 Year            (or life of class, if      (or life of class, if
for the periods ended December 31, 2006                                         less)                      less)
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class A Shares (inception 1/22/81)
  Return Before Taxes                                 1.33%                     1.51%                      7.54%
  Return After Taxes on Distributions                 1.33%                     1.47%                      6.39%
  Return After Taxes on Distributions and
  Sale of Fund Shares                                 0.86%                     1.27%                      6.00%
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class B Shares (inception 11/1/95)                    1.63%                     1.50%                      7.67%
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class C Shares (inception 12/1/93)                    5.69%                     1.94%                      7.34%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class N Shares (inception 3/1/01)                     6.14%                     2.40%                      0.40%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
Class Y Shares (inception 11/3/97)                    7.93%                     3.12%                      6.44%
--------------------------------------------- ----------------------- -------------------------- --------------------------
--------------------------------------------- ----------------------- -------------------------- --------------------------
S&P 500 Index                                                                                              8.42%
(reflects no deduction for fees, expenses             15.78%                    6.19%                    4.10%(1)
or taxes)                                                                                                6.57%(2)
--------------------------------------------- ----------------------- -------------------------- --------------------------
1.       From 02/28/01.
2.       From 10/31/97.

For each Fund,  the average  annual  total  returns  include  applicable  sales  charges:  for Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the  contingent  deferred  sales charge of 5% (1-year) and 2%
(5-years);  and for Class C and Class N, the 1% contingent  deferred sales charge for the 1-year  period.  There is no sales charge for Class Y shares.  Because  Class B shares  convert to Class A shares 72 months  after  purchase,
Class B  "life-of-class"  performance  does not  include  any  contingent  deferred  sales  charge and uses Class A performance for the period after  conversion.  The returns  measure the  performance of a hypothetical  account and assume that all dividends and capital gains distributions have been reinvested in additional shares.

The  performance  of Emerging  Technologies  Fund's  Class A shares is compared to the Lipper  Science & Technology
Index, a composite  performance of the 30 largest  science and  technology  mutual funds,  as categorized by Lipper
Analytical  Services,  Inc., and the S&P 500 Index,  an unmanaged  index of equity  securities that is a measure of the general domestic stock market.  The indices  performance  includes  reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

The  performance  of Capital  Appreciation  Fund's  Class A shares is compared to the S&P 500 Index,  an  unmanaged index of equity  securities  that is a measure of the  general  domestic  stock  market.  The  index's  performance includes  reinvestment  of income but does not reflect  transaction  costs,  fees,  expenses  or taxes.  The Fund's investments vary from those in the index.

Management's Discussion of Capital Appreciation Fund's Performance

         A discussion of the performance of Capital Appreciation Fund taken from its annual report dated August
31, 2006 is set forth in Exhibit C.

HOW DO THE ACCOUNT FEATURES AND SHAREHOLDER SERVICES FOR THE FUNDS COMPARE?

Purchases, Redemptions and Exchanges

         The procedures for purchases and exchanges of shares of the Funds are substantially the same. Emerging
Technologies Fund imposes a 2% redemption fee on the proceeds of Fund shares that are redeemed within 30 days of their purchase.  The fee also applies in the case of shares redeemed in exchange transactions.  Capital
Appreciation Fund does not impose a redemption fee and shareholders of Emerging Technologies Fund will no longer be subject to this fee upon completion of the Reorganization, after shareholder approval. Shares of either Fund may be exchanged for shares of the same class of certain other Oppenheimer funds offering such shares. Exchange privileges are subject to amendment or termination at any time.

         Both Funds have the same initial and subsequent minimum investment amounts for the purchase of shares.
These amounts are $1,000 and $50, respectively. Both Funds have a maximum initial sales charge of 5.75% on Class
A shares for purchases of less than $25,000. The sales charge of 5.75% is reduced for purchases of Class A shares of $25,000 or more. Investors who purchase $1 million or more of Class A shares pay no initial sales charge but may have to pay a contingent deferred sales charge of up to 1% if the shares are sold within 18 calendar months from the beginning of the calendar month during which they were purchased. Class B shares of the Funds are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC") upon redemption depending on the length of time the shares are held. The CDSC begins at 5% for shares redeemed in the first year and declines to 1% in the sixth year and is eliminated after that. Class C shares may be purchased without an initial sales charge, but if redeemed within 12 months of buying them, a CDSC of 1% may be deducted.
Class N shares are purchased without an initial sales charge, but if redeemed within 18 months of the retirement plan's first purchase of N shares, a CDSC of 1% may be deducted.

         Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund received in the
Reorganization will be issued at net asset value, without a sales charge and no CDSC or redemption fee will be imposed on Emerging Technologies Fund shares exchanged for Capital Appreciation Fund shares as a result of the
Reorganization. However, any CDSC that applies to Emerging Technologies Fund shares as of the date of the exchange will carry over to Capital Appreciation Fund shares received in the Reorganization.

Dividends and Distributions

         Both Funds intend to declare dividends separately for each class of shares from net investment income on an annual basis and pay them annually. Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Funds have no fixed dividend rate and cannot guarantee that they will pay any dividends or distributions.

         Either Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. Each Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year.  However, there can be no assurance that either Fund will pay any capital gains distributions in a particular year.

Other Shareholder Services

         Both Funds also offer the following privileges: (i) the ability to reduce your sales charge on purchases of Class A shares through rights of accumulation or letters of intent, (ii) reinvestment of dividends and distributions at net asset value, (iii) net asset value purchases by certain individuals and entities, (iv) Asset
Builder (automatic investment) Plans, (v) Automatic Withdrawal and Exchange Plans for shareholders who own shares of the Funds valued at $5,000 or more, (vi) AccountLink and PhoneLink arrangements, (vii) exchanges of shares for shares of the same class of certain other funds at net asset value, (viii) telephone and Internet redemption and exchange privileges and (ix) wire redemptions of fund shares (for a fee). All of such services and privileges are subject to amendment or termination at any time and are subject to the terms of the Funds' respective prospectuses.  For additional information, please see the section in the current Prospectus of Capital
Appreciation Fund titled "ABOUT YOUR ACCOUNT", enclosed with this combined proxy statement and prospectus.

         Special Account Features.  When your shares of Emerging Technologies Fund are exchanged for shares of
Capital Appreciation Fund, any special account features (such as an Asset Builder Plan or Automatic Withdrawal
Plan) selected for your Emerging Technologies Fund account will be continued for your new Capital Appreciation
Fund account (if those features are available for Capital Appreciation Fund) unless you instruct the Transfer
Agent otherwise.  If you currently own shares in both Funds and have selected the same special account features for each Fund (such as an Automatic Withdrawal Plan for both Funds) and the accounts have identical account attributes (e.g., account holder's name, address, appropriate bank accounts), the special account feature options you selected for your Emerging Technologies Fund account will be applied to the special account features selected for your Capital Appreciation Fund account, unless you instruct the Transfer Agent otherwise.

                           HOW DO THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS DIFFER?

         The Funds' Overall Risk. Like all investments, an investment in either Fund involves risk.  The risks
associated with an investment in each Fund are substantially similar.    There is no assurance that either Fund
will meet its investment objective.  The achievement of the Funds' goals depends upon market conditions, generally, and on the portfolio manager's analytical and portfolio management skills. The risks described below collectively form the risk profiles of the Funds, and can affect the value of the Funds' investments, investment performance and prices per share.  There is also the risk that poor securities selection by the Manager will cause a Fund to underperform other funds having a similar objective.  These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them.

The allocation of each Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends. In the OppenheimerFunds spectrum, both Emerging Technologies Fund and
Capital Appreciation Fund are considered aggressive growth funds, designed for investors willing to assume greater risks. Capital Appreciation Fund is generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities, but may be less volatile than small-cap and emerging markets stock funds.
For both emerging Technologies Fund and Capital Appreciation Fund, the Manager tries to reduce risks by carefully researching securities before they are purchased and in some cases by using hedging techniques. Each Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount percentage of the stock of any one company and by not investing too great a percentage of the
Fund's assets in any one company.  Neither Fund concentrates 25% or more of its investments in companies in any one industry.  That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.
An investment in either Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
Risks of Investing in Stocks.  Both Funds invest in stocks.  Stocks fluctuate in price and their short-term volatility at times may be great. Because each Fund invests primarily in common  stocks, the value of the Funds'
portfolios will be affected by changes in the stock markets.  This market risk will affect each Fund's net asset values per share, which will fluctuate as the values of the Funds' portfolio securities change.
A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may also behave differently from each other.  Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.
Securities in the Funds ' portfolios may not increase as much as the market as a whole. Some securities may not be actively traded, and therefore, may not be readily bought or sold. Although at times each Fund's investments may appreciate in value rapidly, investors should not expect that most of a Fund's investments will appreciate rapidly. The Manager may increase the relative emphasis of a Fund's investments in a particular industry from time to time. Stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that either of the Funds increases the relative emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.
Risks of Foreign Investing.  Both Funds may invest in foreign securities which have additional risks.  As of May
31, 2007, Capital Appreciation Fund had approximately 9.56% of its total assets invested in foreign securities compared to less than 1% of total assets for Emerging Technologies Fund.  However, the foreign companies in which
Capital Appreciation Fund invests are generally larger, more established companies.    Emerging Technologies Fund
has no limit on the amount of its assets that can be invested in foreign securities.  Capital Appreciation fund does not expect to have more than 35% of its total assets invested in foreign securities, although it has the ability to invest without limit.  Capital Appreciation Fund can buy foreign debt securities primarily for liquidity or defensive purposes.

While foreign securities may offer special investment opportunities, there are also special risks.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements applicable to U.S. companies. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile. These risks could cause the prices of foreign stocks to fall and could therefore depress either Fund's share prices.
Additionally, if a Fund invests a significant amount of its assets in foreign securities, it may be exposed to
"time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New York Stock Exchange (the "NYSE") that day, when the
Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, each Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, and the imposition of redemption fees (in the case of Emerging Technologies Fund), may help deter those activities.
Risks of Growth Stocks.  For both the Emerging Technologies and Capital Appreciation Funds, growth stocks are selected for the Fund's portfolio because each Fund's Manager believes the price of the stock will increase over time. Growth stocks may at times be favored by the market and at other times may be out of favor.  Stocks of growth companies, particularly newer companies, may offer opportunities for greater capital appreciation but may be more volatile than stocks of larger, more established companies.  These stocks may also have greater risk of price volatility if the company's earnings growth or stock price fails to increase as expected.
Some growth companies, including newer companies, tends to retain a large part of their earnings for research, development or investment in capital assets. Therefore, they do not emphasize paying dividends, and may not pay any dividends for some time. Other stocks are considered "growth" stocks because the company is experiencing growth in earnings or income.
Investments By "Funds of Funds."  Class Y shares of Capital Appreciation Fund are offered as an investment to certain other Oppenheimer funds that act as "funds of funds."  Those funds of funds may invest significant portions of their assets in shares of the Fund. From time to time, those investments may also represent a significant portion of the Fund's outstanding shares or of its outstanding Class Y shares. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investment in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the size of those purchases and redemptions of the Fund's shares by the funds of funds were significant relative to the size of the
Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance for all share classes.
Industry and Sector Focus.  At times, Emerging Technologies Fund may also increase the relative emphasis of its investments in a particular technology industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that either Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate to a greater degree in response to events affecting that industry or sector.
Risks of Investing in Technology Companies.  The value of Emerging Technologies Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. For example, the Manager believes that in recent years unrealistically high investor optimism about some technology stocks, particularly Internet and communications stocks, has resulted in significant price increases of those stocks relative to the earnings of the issuer, with little or no fundamental economic basis. This factor makes those stocks subject to even greater risks of loss.
By focusing on the technology sector of the stock market rather than a broad spectrum of companies, Emerging
Technologies Fund's share price will be particularly sensitive to market and economic events that affect those technology companies. The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.
Because Emerging Technologies Fund emphasizes investment in technology, its share price is expected to fluctuate in response to events affecting that market segment. The Fund will not concentrate 25% or more of its total assets in investments in any one industry. However, the Fund may hold a significant portion of its assets in industries such as: aerospace/defense; broadcasting; cable television; communications equipment; computer hardware; computer software; electronics; health care/supplies and services; pharmaceuticals/drug development;
information technologies; telecommunication; and wireless.
o        Special Risks of Mid-Size and Small-Cap Stocks.  Both Funds may invest in the stocks of mid-size and smaller capitalization companies. While these companies may offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations. Mid-size and small capitalization companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the
     Funds  could have greater difficulty selling stocks of those issuers at an acceptable price, especially during periods of market volatility. That factor increases the potential for losses to the Funds. Also, it may take a substantial period of time before a Fund realizes a gain on an investment in a mid or small capitalization company, if it realizes any gain at all.
     While smaller capitalization companies may have potential for rapid growth, they often are subject to higher risks because they lack the managerial experience, financial resources, product diversification and competitive strengths of larger, more established companies. In addition, in many instances, the securities of smaller companies are traded over-the-counter or on a regional securities exchange, where the frequency and volume of trading is substantially less than is typical for securities of larger companies traded on national securities exchanges. Therefore, the securities of smaller companies may be subject to wider price fluctuations and may be less liquid.  If either Fund were to try to sell large positions in small-cap stocks, it might have to sell them at discounts from quoted prices or might have to make a series of small sales over an extended period of time that might result in less favorable prices than in a block sale.
o        Special Risks of Initial Public Offerings (IPOs).  Emerging Technologies Fund has no limit on the amount of its assets that can be invested in IPOs.  Capital Appreciation Fund may also invest in IPOs.  However, the Fund intends to limit its investments in small, unseasoned companies to 5% of its net assets.  By definition, securities issued in IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include, among others, the fact that there may be only a limited number of shares available for trading, the market for those securities may be unseasoned, and the issuer may have a limited operating history. These factors may contribute to price volatility. The limited number of shares available for trading in some IPOs may also make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, some companies initially offering their shares publicly are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of the companies involved in new industries may be regarded as developmental stage companies, without revenues or operating income, or the near-term prospects of them.
     Many IPOs are by small- or micro-cap companies that are undercapitalized.
     The Manager generally allocates IPO purchases among the various funds that it advises, for which that IPO is a suitable investment and one that the Fund wants to acquire. Due to the potentially small relative amount of an IPO allocation available to the Fund, the Fund might not be able to purchase as many shares of an IPO as it requests. Because of the volatility of IPO shares, the Fund might hold these shares for only a very short time. This could increase the turnover of the Fund's portfolio and increase its expenses.
Small Capitalization Stock Investments.  Emerging Technologies Fund may, from time to time, invest a substantial portion of its assets in small capitalization companies, including those that have been in operation for a relatively short period.  Capital Appreciation Fund can also invest in securities of small cap issuers (having market capitalizations of less than $1 billion), including those of small, unseasoned companies that have been in operation for less than three years (including the operation of any predecessors).  Capital Appreciation Fund intends to invest no more than  5% of its net assets in securities of small, unseasoned issuers.
Small-cap companies tend to be companies that are developing new products or services that the Manager believes have relatively favorable prospects, or that are expanding into new and growing markets. Emerging growth companies may offer new products or services that might enable them to capture a dominant or important market position. They may have a special area of expertise or the capability to take advantage of changes in demographic factors in a more profitable way than larger, more established companies.
Other Investment Strategies
To seek its objective, each Fund may also use the investment techniques and strategies described below.  The
Funds might not always use all of the different types of techniques and investments described below.  These techniques have risks, although some are designed to help reduce overall investment or market risks.
Other Equity Securities. While each Fund emphasizes investments in common stocks, it can also buy preferred stocks and securities convertible into common stock.  These securities can be issued by domestic or foreign companies. The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their credit rating has less impact on the investment decision than in the case of other debt securities.
Convertible securities are rated by nationally recognized statistical rating organizations such as Moody's
Investors Service or are given comparable ratings by the Manager. "Investment grade" securities are debt securities in the four highest ratings categories of ratings organizations or unrated securities assigned a comparable rating by the Manager. Lower- grade securities may be subject to greater market fluctuations and risks of loss of income and principal and have less liquidity than investments in investment-grade securities. Debt securities are subject to credit risk (the risk that the issuer will not make timely payments of interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).
Illiquid and Restricted Securities. Capital Appreciation Fund will not invest more than 10% of its net assets in illiquid or restricted securities.  The Board can increase that limit to 15%.  Emerging Technologies Fund will not invest more than 15%.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.
Certain restricted securities held by a fund that are eligible for resale to qualified institutional purchasers may not be subject to that Fund's respective investment limit.  The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
Derivative Investments.  Both Funds can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments each Fund might use may be considered "derivative" investments. Derivatives may increase the volatility of the Fund's share prices or cause investment losses.
In addition to using derivatives for hedging, Capital Appreciation Fund might use other derivative investments because they offer the potential for increased value. The Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.
Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, a Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks a Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, a Fund's share prices could fall. Certain derivative investments held by a Fund might be illiquid.
Hedging.  Both Funds can buy and sell certain kinds of futures contracts, put and call options, and forward contracts for "hedging" purposes.  Neither Fund intends to use these instruments extensively and is not required to do so to seek its objective or for speculative purposes. It has limits on the extent of its use of hedging and the types of hedging instruments that it can use.
Some of these strategies could be used to hedge a Fund's portfolio against price fluctuations. Other hedging strategies, such as buying futures and call options, could tend to increase a Funds' exposure to the securities market.
There are also special risks in particular hedging strategies. Options trading involves the payment of premiums, can increase portfolio turnover, and can have special tax effects on a Fund. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce a Fund's return.
A Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.
Loans of Portfolio Securities.  Both Funds may make loans of its portfolio securities, in each case with a value not to exceed 25% of its net assets, in accordance with Securities Lending Guidelines adopted by the Board.
Capital Appreciation Fund has entered into a securities lending agreement with JP Morgan Chase for that purpose.
Emerging Technologies Fund currently does not participate in that securities lending agreement.
Under the JPMorgan Chase agreement, Capital Appreciation Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Securities Lending Guidelines and applicable government regulations.  JP Morgan Chase has agreed to bear the risk that a borrower may default on its obligation to return loaned securities.  However, the Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the cash collateral decreases.
Investments in Oppenheimer Institutional Money Market Fund. Both Funds can invest its free cash balances in the
Class E shares of Oppenheimer Institutional Money Market Fund, to seek current income while preserving liquidity.
The Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. government, domestic and foreign corporations and financial institutions, and other entities. As a shareholder, a Fund will be subject to its proportional share of the Oppenheimer Institutional Money Market Fund's Class E expenses, including its advisory fee.  However, the Manager will waive a portion of a Fund's advisory fee to the extent of the Fund's share of the advisory fee paid by the Oppenheimer Institutional Money Market Fund.
Temporary Defensive and Interim Investments. In times of unstable or adverse market, economic or political conditions, each Fund can invest up to 100% of its assets in temporary investments that may be inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The
Fund could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.
Portfolio Turnover. A change in the securities held by a Fund is known as "portfolio turnover."  Each Fund can engage in active and frequent short-term trading while trying to achieve its objective. Although, both Funds may have a portfolio turnover rate in excess of 100% annually, Capital Appreciation Fund's turnover rate has been less than 100% annually over the last five fiscal years. Increased portfolio turnover creates higher brokerage and transaction costs for a Fund (and may reduce performance). If a Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.  The following portfolio turnover rates are for both Funds over each Fund's last five fiscal years:

----------------------------------------- -------------- --------------- -------------- --------------- --------------

                                              2006            2005           2004            2003           2002
----------------------------------------- -------------- --------------- -------------- --------------- --------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

Emerging Technologies Fund                    101%            147%           157%            219%           159%
----------------------------------------- -------------- --------------- -------------- --------------- --------------
----------------------------------------- -------------- --------------- -------------- --------------- --------------

Capital Appreciation Fund                      83%            38%             45%            42%             28%
----------------------------------------- -------------- --------------- -------------- --------------- --------------

The risks described above collectively form the expected overall risk profile, respectively, of each Fund and can affect the value of a Fund's investments, its investment performance and its prices per share. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in either Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that either Fund will achieve its investment objective.

                                       INFORMATION ABOUT THE REORGANIZATION

         This is only a  summary  of the  Reorganization  Agreement.  You  should  read the form of  Reorganization
Agreement, which is attached as Exhibit A.

How will the Reorganization be carried out?

         If the shareholders of Emerging Technologies Fund approve the Reorganization Agreement, the
Reorganization will take place after various conditions are satisfied by Emerging Technologies Fund and Capital
Appreciation Fund, including delivery of certain documents. The Closing Date is presently scheduled for on or about October 27, 2007 and the "Valuation Date" (which is the business day preceding the Closing Date of the
Reorganization) is presently scheduled for on or about October 26, 2007.

         If the shareholders of Emerging Technologies Fund vote to approve the Reorganization Agreement, substantially all of the assets of Emerging Technologies Fund will be transferred to Capital Appreciation Fund in exchange for shares of Capital Appreciation Fund, and you will receive Class A, Class B, Class C, Class N or
Class Y shares of Capital Appreciation Fund equal in value to the value as of the Valuation Date of your shares of Emerging Technologies Fund.  Emerging Technologies Fund will then be liquidated and its outstanding shares will be cancelled. The stock transfer books of Emerging Technologies Fund will be permanently closed at the close of business on the Valuation Date.

         Shareholders of Emerging Technologies Fund who vote their Class A, Class B, Class C, Class N and Class Y shares in favor of the Reorganization will be electing in effect to redeem their shares of Emerging Technologies
Fund at net asset value on the Valuation Date, after Emerging Technologies Fund subtracts a cash reserve ("Cash
Reserve"), and reinvest the proceeds in Class A, Class B, Class C, Class N and Class Y shares of Capital
Appreciation Fund at net asset value. The Cash Reserve is an amount retained by Emerging Technologies Fund for the payment of Emerging Technologies Fund's outstanding debts, taxes and expenses of liquidation following the
Reorganization.  Capital Appreciation Fund is not assuming any debts of Emerging Technologies Fund except debts for unsettled securities transactions and outstanding dividend and redemption checks. Any debts paid out of the
Cash Reserve will be those debts, taxes or expenses of liquidation incurred by Emerging Technologies Fund on or before the Closing Date. Emerging Technologies Fund will recognize capital gains or losses on any sales of portfolio securities made prior to the Reorganization. The sales of portfolio securities contemplated in the
Reorganization are anticipated to be in the ordinary course of business of Emerging Technologies Fund's activities.  Following the Reorganization, Emerging Technologies Fund shall take all necessary steps to complete its liquidation and affect a complete dissolution of the Fund.

         Under the Reorganization Agreement, either Emerging Technologies Fund or Capital Appreciation Fund may
abandon and terminate the Reorganization Agreement for any reason and there shall be no liability for damages or other recourse available to the other Fund, provided, however, that in the event that one of the Funds terminates the Reorganization Agreement without reasonable cause, it shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with the Reorganization
Agreement.

         To the extent permitted by law, the Funds may agree to amend the Reorganization Agreement without shareholder approval. They may also agree to terminate and abandon the Reorganization at any time before or, to the extent permitted by law, after the approval of shareholders of Emerging Technologies Fund.

Who will pay the expenses of the Reorganization?

 Each Fund will be responsible  for its  respective  out-of-pocket  expenses  associated  with the  Reorganization, including  outside legal and accounting  fees, the cost of the tax opinion,  and shareholder  communication  costs.
OFI has  estimated  total merger  related  costs to be  approximately  $93,500 for Emerging  Technologies  Fund and
$20,000 for Capital  Appreciation  Fund. Due to the relatively  moderate cost of the  Reorganization,  OFI does not anticipate that either Fund will experience a dilution as a result of the proposed Reorganization.

What are the tax consequences of the Reorganization?

         The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.  Based on certain assumptions and representations received from Emerging Technologies Fund and Capital Appreciation Fund, it is expected to be the opinion of Mayer, Brown, Rowe & Maw LLP ("tax opinion") that; (i) shareholders of Emerging Technologies Fund should not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of Capital Appreciation Fund; (ii) shareholders of Capital Appreciation Fund should not recognize any gain or loss upon receipt of Emerging Technologies Fund's assets (iii) and the holding period of Capital
Appreciation Fund shares received in that exchange should include the period that Emerging Technologies Fund shares were held (provided such shares were held as a capital asset on the Closing Date).  In addition, neither
Fund is expected to recognize a gain or loss as a direct result of the Reorganization.  Please see the Agreement and Plan of Reorganization for more details.

         If the tax opinion is not received by the Closing Date, the Fund may still pursue the Reorganization, pending re-solicitation of shareholders and shareholder approval which would delay the reorganization by several months.  Although not likely, in the event the  tax opinion is not received, the Reorganization may not qualify as a tax-free reorganization.

         Prior to the Valuation Date, Emerging Technologies Fund may pay a dividend which will have the effect of distributing to Emerging Technologies Fund's shareholders all of Emerging Technologies Fund's investment company taxable income, if any, for taxable years ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carry-forward). As of Emerging
Technologies Fund's fiscal year ended October 31, 2006, the Fund had $465,803,504.00 of net capital loss carry-forward available to offset any realized capital gains and thereby reduce the capital gains distributions.
Any such dividends will be included in the taxable income of Emerging Technologies Fund's shareholders as ordinary income and capital gain, respectively.

         You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to federal income tax consequences.

                                          REASONS FOR THE REORGANIZATION

Board Considerations

         At a meeting of the Boards of Trustees of Emerging Technologies Fund and Capital Appreciation Fund held
May 17, 2007, the Board considered whether to approve the proposed Reorganization on behalf of each Fund and reviewed and discussed with the Manager and the Boards' independent legal counsel the proposed Reorganization.
Information with respect to, among other things, each Fund's respective investment objective and policies, management fees, distribution fees and other operating expenses, historical performance and asset size also was considered by the Board.

         The Board received information that demonstrated that from 2000 to 2006, the assets of Emerging
Technologies Fund decreased significantly from over $400 million to approximately $130 million.  The Board also considered that the Manager does not believe that the assets of the Fund will increase significantly from any sales efforts given the Fund's poor long-term performance. The Board also considered that there are other emerging technology funds in the market place with significantly better performance records.

         The Board also considered the relative small size of Emerging Technologies Fund and the Manager's view that the corresponding management fee for Emerging Technologies Fund is high because the Fund has not reached many of its management breakpoints.  The Board considered the Manager's expectation that by merging Emerging
Technologies Fund into Capital Appreciation Fund, shareholders of Emerging Technologies Fund would benefit from significantly reduced fees and expenses.

         The Board considered that the procedures for purchases and exchanges of shares of both Funds are substantially similar and that both Funds offer the same investor services and options.

         The Board also considered the terms and conditions of the Reorganization, including that there would be no sales charge imposed in effecting the Reorganization and that the Reorganization is expected to be a tax-free reorganization. The Board concluded that Emerging Technologies Fund's participation in the transaction was in the best interests of Emerging Technologies Fund and that the Reorganization would not result in a dilution of the interests of existing shareholders of Emerging Technologies Fund.

         After consideration of the above factors, other considerations, and such information as the Board of
Emerging Technologies Fund deemed relevant, the Board, including the Trustees who are not "interested persons"
(as defined in the Investment Company Act) of Capital Appreciation Fund, Emerging Technologies Fund or the
Manager (the "Independent Trustees"), unanimously approved the Reorganization and the Reorganization Agreement and voted to recommend its approval by the shareholders of Emerging Technologies Fund.

         The Board also determined that the Reorganization was in the best interests of Capital Appreciation Fund and its shareholders and that no dilution would result to those shareholders.  Capital Appreciation Fund shareholders do not vote on the Reorganization.  The Board on behalf of Capital Appreciation Fund, including the
Independent Trustees, unanimously approved the Reorganization and the Reorganization Agreement.

         Neither Fund's Board members are required to attend the meeting nor do they plan to attend the meeting.

         For the reasons discussed above, the Board, on behalf of Emerging Technologies Fund, recommends that you vote FOR the Reorganization Agreement. If shareholders of Emerging Technologies Fund do not approve the
Reorganization Agreement, the Reorganization will not take place.

What should I know about Class A, Class B, Class C, Class N and Class Y Shares of Capital Appreciation Fund?

         Upon consummation of the Reorganization, Class A, Class B, Class C, Class N, and Class Y shares of
Capital Appreciation Fund will be distributed to shareholders of Class A, Class B, Class C, Class N and Class Y
shares of Emerging Technologies Fund, respectively, in connection with the Reorganization. The shares of Capital
Appreciation Fund will be recorded electronically in each shareholder's account. Capital Appreciation Fund will then send a confirmation to each shareholder. Shareholders of Emerging Technologies Fund holding certificates representing their shares will not be required to surrender their certificates in connection with the
Reorganization. However, former shareholders of Emerging Technologies Fund whose shares are represented by outstanding share certificates will not be allowed to redeem or exchange shares of Capital Appreciation Fund they receive in the Reorganization until the exchanged Emerging Technologies Fund certificates have been returned to the Transfer Agent.

         The rights of shareholders of both Funds are substantially the same as are their governing documents.
Each share will be fully paid and non-assessable when issued.  Capital Appreciation Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification of any loss and expenses out of its property for any shareholder held personally liable for its obligations. Neither Fund permits cumulative voting.

WHAT ARE THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS?

         Both Emerging Technologies Fund and Capital Appreciation Fund have certain additional fundamental investment restrictions that can only be changed with shareholder approval. Generally, these investment restrictions are similar between the Funds.  Please see the Statements of Additional Information for each Fund for descriptions of those investment restrictions, which are incorporated by reference into the Statement of
Additional Information dated August 30, 2007 related to this Reorganization.

OTHER COMPARISONS BETWEEN THE FUNDS

         The description of certain other key features of the Funds is set forth below.  More detailed information is available in each Fund's Prospectus and Statement of Additional Information, which are incorporated by reference.

Management of the Funds

         Each Fund is governed by the same Board of Trustees, which is responsible for protecting the interests of each Fund's shareholders under Massachusetts law and other applicable laws.  For a listing of the Capital
Appreciation Fund's Board of Trustees and biographical information, please refer to the Statement of Additional
Information to this Prospectus and Proxy Statement, which are incorporated by reference into the Statement of
Additional Information dated August 30, 2007 related to this Reorganization.

Investment Management and Fees

         The day-to-day management of the business and affairs of each Fund is the responsibility of the
Manager.  Pursuant to each Fund's investment advisory agreement, the Manager acts as the investment advisor for both Funds, manages the assets of both Funds and makes each Fund's investment decisions.  The Manager employs the
Funds' portfolio managers. Emerging Technologies Fund's portfolio is managed by Neil M. McCarthy, John Delano and
Ash Shah, who are primarily responsible for the day-to-day management of the Fund's investments.  Capital
Appreciation fund's portfolio is managed by Marc L. Baylin, CFA, who is primarily responsible for the day-to-day management of the Fund's investments.

         Both Funds obtain investment management services from the Manager according to the terms of management agreements that are substantially similar. The advisory agreements require the Manager, at its expense, to provide each Fund with adequate office space, facilities and equipment. The agreements also require the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Funds. Those responsibilities include the compilation and maintenance of records with respect to their operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Funds.

         Each Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreements list examples of expenses paid by each Fund. The major categories relate to interest, taxes, brokerage commissions, fees to Independent Trustees, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation costs.

         Both investment advisory agreements generally provide that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection with any matters to which the agreement(s) relate.

         The Manager is controlled by Oppenheimer Acquisition Corp., a holding company owned in part by senior officers of the Manager and ultimately controlled by Massachusetts Mutual Life Insurance Company, a mutual life insurance company that also advises pension plans and investment companies. The Manager has been an investment advisor since January 1960. The Manager (including subsidiaries and an affiliate) managed more than $250 billion in assets as of June 30, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts.
The Manager is located at 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

         Fee and Expense Comparison (Class A Shares).  Capital Appreciation Fund offers a significantly more favorable advisory fee and overall expense ratio than Emerging Technologies Fund due to its size.

         The table below shows the current contractual management fee schedule for each of the Funds.  As shown in the table, the effective management fee for Capital Appreciation Fund is 0.57%, versus 0.90% for Emerging
Technologies Fund. Additionally, the management fees for Capital Appreciation Fund are significantly lower than the management fees for Emerging Technologies Fund both on a contractual basis as well.  Capital Appreciation
Fund's fee schedule would be the fee schedule for the combined Funds upon successful completion of the
Reorganization.

         ------------------------------------------ -------------------------------------------
                Emerging Technologies Fund                  Capital Appreciation Fund
         ------------------------------------------ -------------------------------------------
         -------------------- --------------------- ------------------- -----------------------
            Assets (in $              Fee              Assets (in $              Fee
         million of average                             million of
         annual net assets)                           average annual
                                                       net assets)
         -------------------- --------------------- ------------------- -----------------------
         -------------------- --------------------- ------------------- -----------------------
              Up to 200              0.90%              Up to 200               0.75%
         -------------------- --------------------- ------------------- -----------------------
         -------------------- --------------------- ------------------- -----------------------
              200 - 400              0.85%              200 - 400               0.72%
         -------------------- --------------------- ------------------- -----------------------
         -------------------- --------------------- ------------------- -----------------------
              400 - 600              0.80%              400 - 600               0.69%
         -------------------- --------------------- ------------------- -----------------------
         -------------------- --------------------- ------------------- -----------------------
              Over 600               0.75%              600 - 800               0.66%
         -------------------- --------------------- ------------------- -----------------------
         -------------------- --------------------- ------------------- -----------------------
                                                       800 - 1,500              0.60%
         -------------------- --------------------- ------------------- -----------------------
         -------------------- --------------------- ------------------- -----------------------
                                                       1,500-2,500              0.58%
         -------------------- --------------------- ------------------- -----------------------
         -------------------- --------------------- ------------------- -----------------------
                                                       2,500-4,500              0.56%
         -------------------- --------------------- ------------------- -----------------------
         -------------------- --------------------- ------------------- -----------------------
                                                       4,500-6,500              0.54%
         -------------------- --------------------- ------------------- -----------------------
         -------------------- --------------------- ------------------- -----------------------
                                                       6,500-8,500              0.52%
         -------------------- --------------------- ------------------- -----------------------
         -------------------- --------------------- ------------------- -----------------------
                                                       8,500-11,000             0.50%
         -------------------- --------------------- ------------------- -----------------------
         -------------------- --------------------- ------------------- -----------------------
                                                       Over 11,000              0.48%
         -------------------- --------------------- ------------------- -----------------------
         -------------------- --------------------- ------------------- -----------------------
          Effective Fee (as                           Effective Fee
             of 5/31/07)             0.90%           (as of 5/31/07)            0.57%
         -------------------- --------------------- ------------------- -----------------------

Distribution Services

         OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the principal underwriter in a continuous public offering of shares of the Funds, but is not obligated to sell a specific number of shares.  Both Funds have adopted Service Plans for Class A shares.  The plans reimburse the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of each Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Both Funds have adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the
Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under each Fund's plan, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on
Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B, Class C and Class N plans.

The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of each
Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

The Manager and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the
Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the
Manager receives from a Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the Manager or Distributor from their own resources are not reflected in the Fee Tables contained in the Prospectus and Proxy Statement because they are not paid by the Fund.

"Financial intermediaries" are firms that offer and sell shares of the Funds to their clients, or provide shareholder services to the Funds, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or
"servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of a Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of a Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify a Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures.
However, the Manager does not consider a financial intermediary's sale of shares of the Funds or other
Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The
Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the Transfer Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

         Each Fund's Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor. Your dealer may charge you fees or commissions in addition to those disclosed in this combined proxy statement and prospectus.

Transfer Agency and Custody Services

         Both Funds receive shareholder accounting and other clerical services from OppenheimerFunds Services, a division of the Manager, in its capacity as transfer agent and dividend paying agent. It acts on an annual per-account fee basis for both Funds. The terms of the transfer agency agreement for both Funds, and of a voluntary undertaking to limit transfer agent fees (to 0.35% of average daily net assets per fiscal year for each class of both Funds) are substantially similar.  JP Morgan Chase Bank, located at 4 Chase Metro Tech Center,
Brooklyn, NY 11245, acts as custodian of Capital Appreciation Fund.  Brown Brothers Harriman & Co., located at 40
Water Street, Boston, MA  02109-3661 acts as custodian of Emerging Technologies Fund.  Prior to May 11, 2007,
Citibank, N.A. served as the custodian for Emerging Technologies Fund.

Shareholder Rights

         Both Funds are Massachusetts business trusts. The Funds are not required to, and do not, hold annual meetings of shareholders and have no current intention to hold such meetings, except as required by the
Investment Company Act.

         Under the Investment Company Act, the Funds are required to hold a shareholder meeting if, among other reasons, the numbers of Trustees elected by shareholders is less than a majority of the total number of Trustees, or if they seek to change a fundamental investment policy. The Trustees of Capital Appreciation Fund will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10%
of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

                                                VOTING INFORMATION

How do I vote?

         Please take a few moments to complete your proxy ballot promptly. You may vote your shares by completing and signing the enclosed proxy ballot(s) and mailing the proxy ballot(s) in the postage paid envelope provided.
You also may vote your shares by telephone or via the internet by following the instructions on the attached proxy ballot(s) and accompanying materials.  You may cast your vote by attending the Meeting in person if you are a record owner.

         If you need assistance, have any questions regarding the Proposal or need a replacement proxy ballot, you may contact us toll-free at 1-800-225-5677 (1-800-CALL-OPP).  Any proxy given by a shareholder, whether in writing, by telephone or via the internet, is revocable as described below under the paragraph titled "Revoking a
Proxy".

         If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Reorganization Agreement.

o        Telephone Voting.  Please have the proxy ballot available and call the number on the enclosed materials and follow the instructions.  After you provide your voting instructions, those instructions will be read back to you and you must confirm your voting instructions before ending the telephone call.  The voting procedures used in connection with telephone voting are designed to reasonably authenticate the identity of shareholders, to permit shareholders to authorize the voting of their shares in accordance with their instructions and to confirm that their instructions have been properly recorded.

         As the Meeting date approaches, certain shareholders may receive telephone calls from a representative of the solicitation firm (if applicable) if their vote has not yet been received.  Authorization to permit the solicitation firm to execute proxies may be obtained by telephonic instructions from shareholders of Emerging Technologies Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures discussed herein.  These procedures have been designed to reasonably ensure that the identity of the shareholder providing voting instructions is accurately determined and that the voting instructions of the shareholder are accurately recorded.

         In all cases where a telephonic proxy is solicited, the solicitation firm representative is required to ask for each shareholder's full name, address, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation) and to confirm that the shareholder has received the Proxy
         Statement and ballot.  If the information solicited agrees with the information provided to the solicitation firm, the solicitation firm representative has the responsibility to explain the process, read the proposal listed on the proxy ballot, and ask for the shareholder's instructions on such proposal.  The solicitation firm representative, although he or she is permitted to answer questions about the process, is not permitted to recommend to the shareholder how to vote.  The solicitation firm representative may read any recommendation set forth in the Proxy Statement.  The solicitation firm representative will record the shareholder's instructions.  Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the solicitation firm immediately if his or her instructions are not correctly reflected in the confirmation.  For additional information, see also the section below titled "Solicitation of Proxies".

o        Internet Voting. You also may vote over the internet by following the instructions in the enclosed materials.  You will be prompted to enter the control number on the enclosed proxy ballot. Follow the instructions on the screen, using your proxy ballot as a guide.

Who is entitled to vote and how are votes counted?

         Shareholders of record of Emerging Technologies Fund at the close of business on June 12, 2007 (the
"Record Date") will be entitled to vote at the Meeting. On June 12, 2007, there were 42,784,548 outstanding shares of Emerging Technologies Fund, consisting of 25,317,617 Class A shares, 10,070,515 Class B shares, 5,482,472
Class C shares, 1,298,109 Class N shares and 615,835 Class Y shares.  Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of Emerging Technologies Fund held on the Record Date.

         The individuals named as proxies on the proxy ballots (or their substitutes) will vote according to your directions if your proxy ballot is received and properly executed, or in accordance with the instructions you provide if you vote by telephone, internet or mail.  You may direct the proxy holders to vote your shares on the proposal by checking the appropriate box "FOR" or "AGAINST", or instruct them not to vote those shares on the proposal by checking the "ABSTAIN" box.

Quorum and Required Vote

The presence in person or by proxy of a majority of Emerging Technologies Fund's shares outstanding and entitled to vote constitutes a quorum. Shares whose proxies reflect an abstention on the proposal are counted as shares present and entitled to vote for purposes of determining whether the required quorum of shares exists for the
Proposal.  However, because of the need to obtain a vote of a majority of the shares outstanding and entitled to vote, abstentions will have the same effect as a vote "against" the Proposal.  In the absence of a quorum, the shareholders present or represented by proxy and entitled to vote thereat have the power to adjourn the meeting from time to time but no longer than six months from the date of the meeting without further notice.

         The affirmative vote of the holders of a majority (as that term is defined in the Investment Company Act of 1940) of the shares of Emerging Technologies Fund outstanding and entitled to vote is necessary to approve the
Reorganization Agreement and the transactions contemplated thereby. Under the Investment Company Act, such a
"majority" vote is defined as the vote of the holders of the lesser of 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.  Capital Appreciation Fund shareholders do not vote on the Reorganization.

         In absence of a quorum or if a quorum is present but sufficient votes to approve the Proposal are not received by the date of the Meeting, the persons named in the enclosed proxy (or their substitutes) may propose and approve one or more adjournments of the Meeting to permit further solicitation of proxies.  All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned.  The persons named as proxies on the proxy ballots (or their substitutes)
will vote the Shares present in person or by proxy (including broker non-votes and abstentions) in favor of such an adjournment if they determine additional solicitation is warranted and in the interests of the Fund's shareholders.

Solicitation of Proxies

         Broker-dealer firms, banks, custodians, nominees and other fiduciaries may be required to forward soliciting material to the beneficial owners of the shares of record on behalf of Emerging Technologies Fund and to obtain authorization for the execution of proxies.  For those services, they will be reimbursed by the
Emerging Technologies Fund for their reasonable expenses incurred in connection with the proxy solicitation to the extent the Fund would have directly borne those expenses.

In addition to solicitations by mail, solicitations may be conducted by telephone or email including by a proxy solicitation firm hired at Emerging Technologies Fund's expense. It is expected that a proxy solicitation firm will be hired.  It is estimated that the cost to Emerging Technologies Fund of engaging a proxy solicitation firm would not exceed $41,005, plus any additional costs which would be incurred in connection with contacting those shareholders who have not voted, in the event of a need for re-solicitation of votes.  These costs are included
in the estimated total merger related costs discussed earlier.   Currently, if the Manager determines to retain
the services of a proxy solicitation firm on behalf of the Fund, the Manager anticipates retaining The Altman
Group, Inc.  Any proxy solicitation firm engaged by the Fund, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.
o        Voting By Broker-Dealers.  Shares owned of record by broker-dealers (or record owners) for the benefit of their customers ("street account shares") will be voted by the broker-dealer based on instructions received from its customers. If no instructions are received, the broker-dealer does not have discretionary power ("broker non-vote") to vote such street account shares on the Proposal under applicable stock exchange rules.  Broker non-votes will not be counted as present nor entitled to vote for purposes of determining a quorum nor will they be counted as votes "for" or "against" the Proposal.
         Beneficial owners of street account shares cannot vote at the meeting.  Only record owners may vote at the meeting.

o        Voting by the Trustee for OppenheimerFunds-Sponsored Retirement Plans.  Shares held in
         OppenheimerFunds-sponsored retirement accounts for which votes are not received as of the last business day before the Meeting Date, will be voted by the trustee for such accounts in the same proportion as
         Shares for which voting instructions from the Fund's other shareholders have been timely received.

Revoking a Proxy

         You may revoke a previously granted proxy at any time before it is exercised by: (1) delivering a written notice to the Fund expressly revoking your proxy, (2) signing and sending to the Fund a later-dated proxy, (3) telephone or internet or (4) attending the Meeting and casting your votes in person if you are a record owner. Please be advised that the deadline for revoking your proxy by telephone or the internet is 3:00
p.m., Eastern Time, on the last business day before the Meeting.

What other matters will be voted upon at the Meeting?

         The Board of Trustees of Emerging Technologies Fund does not intend to bring any matters before the
Meeting other than those described in this Prospectus and Proxy Statement. Neither the Board nor the Manager is
aware of any other matters to be brought before the Meeting by others. Matters not known at the time of the solicitation may come before the Meeting.  The proxy as solicited confers discretionary authority with respect to such matters that might properly come before the Meeting, including any adjournment or adjournments thereof, and it is the intention of the persons named as attorneys-in-fact in the proxy (or their substitutes) to vote the proxy in accordance with their judgment on such matters.

o        Shareholder Proposals.  The Funds are not required and do not intend to hold shareholder meetings on a regular basis.  Special meetings of shareholders may be called from time to time by either a Fund or the shareholders (for certain matters and under special conditions described in the Funds' Statements of
         Additional Information).  Under the proxy rules of the SEC, shareholder proposals that meet certain conditions may be included in a fund's proxy statement for a particular meeting.  Those rules currently require that for future meetings, the shareholder must be a record or beneficial owner of Fund shares either (i) with a value of at least $2,000 or (ii) in an amount representing at least 1% of the Fund's securities to be voted, at the time the proposal is submitted and for one year prior thereto, and must continue to own such shares through the date on which the meeting is held.  Another requirement relates to the timely receipt by a Fund of any such proposal. Under those rules, a proposal must have been submitted a reasonable time before the Fund began to print and mail this Proxy Statement in order to be included in this Proxy Statement.  A proposal submitted for inclusion in a Fund's proxy material for the next special meeting after the meeting to which this Proxy Statement relates must be received by the
         Fund a reasonable time before the Fund begins to print and mail the proxy materials for that meeting.
         Notice of shareholder proposals to be presented at the Meeting must have been received within a reasonable time before the Fund began to mail this Proxy Statement.  The fact that the Fund receives a proposal from a qualified shareholder in a timely manner does not ensure its inclusion in the proxy materials because there are other requirements under the proxy rules for such inclusion.

o        Shareholder Communications to the Board.  Shareholders who desire to communicate generally with the
         Board should address their correspondence to the Board of Trustees of the applicable Fund and may submit their correspondence by mail to the Fund at 6803 South Tucson Way, Centennial, CO 80112, attention
         Secretary of the Fund; and if the correspondence is intended for a particular Trustee, the shareholder should so indicate.

                                           ADDITIONAL INFORMATION ABOUT THE FUNDS

         Both Funds also file proxy materials, proxy voting reports and other information with the SEC in accordance with the informational requirements of the Securities and Exchange Act of 1934 and the Investment
Company Act. These materials can be inspected and copied at: the SEC's Public Reference Room in Washington, D.C.
(Phone: 1.202.942.8090) or the EDGAR database on the SEC's website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Householding of Reports to Shareholders and Other Funds' Documents

         To avoid sending duplicate copies of materials to households, the Funds mail only one copy of each report to shareholders having the same last name and address on the Funds' records.  The consolidation of these mailings, called householding, benefits the Funds through reduced mailing expenses.  If you want to receive multiple copies of these materials or request householding in the future, you may call the transfer agent at
1.800.647.7374.  You may also notify the transfer agent in writing at 6803 South Tucson Way, Centennial, Colorado
80112.  Individual copies of prospectuses and reports will be sent to you within 30 days after the transfer agent receives your request to stop householding.

Principal Shareholders

         As of August 3, 2007, the officers and Directors of Emerging Technologies Fund as a group, and of Capital
Appreciation Fund as a group, owned less than 1% of the outstanding voting shares of any class of their respective Fund. As of August 3, 2007, the only persons who owned of record or were known by Emerging Technologies
Fund or Capital Appreciation Fund to own beneficially 5% or more of any class of the outstanding shares of that respective Fund are listed in Exhibit B.

                                          EXHIBITS TO THE COMBINED PROXY
                                             STATEMENT AND PROSPECTUS

Exhibits

A.       Agreement and Plan of Reorganization between Oppenheimer Emerging Technologies Fund and Oppenheimer
         Capital Appreciation Fund

B.       Principal Shareholders

C.       Management's Discussion of Capital Appreciation Fund's Performance

                                                                                                          EXHIBIT A

                                       AGREEMENT AND PLAN OF REORGANIZATION

         AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") dated as of May 17, 2007 by and between
Oppenheimer Emerging Technologies Fund ("Emerging Technologies Fund"), a Massachusetts business trust and
Oppenheimer Capital Appreciation Fund ("Capital Appreciation Fund"), a Massachusetts business trust.

         WHEREAS, the parties are each open-end investment companies of the management type; and

         WHEREAS, the parties hereto desire to provide for the reorganization pursuant to Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), of Emerging Technologies Fund through the acquisition by Capital Appreciation Fund of substantially all of the assets of Emerging Technologies Fund in exchange for the voting shares of beneficial interest ("shares") of Class A, Class B, Class C, Class N and Class Y shares of
Capital Appreciation Fund and the assumption by Capital Appreciation Fund of certain liabilities of Emerging
Technologies Fund, which Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund are to be distributed by Emerging Technologies Fund pro rata to its shareholders in complete liquidation of Emerging
Technologies Fund and complete cancellation of its shares;

         NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

     1.           The parties hereto hereby adopt this Agreement and Plan of Reorganization (the "Agreement")
pursuant to Section 368(a)(1) of the Code as follows:  The reorganization will be comprised of the acquisition by
Capital Appreciation Fund of substantially all of the assets of Emerging Technologies Fund in exchange for Class
A, Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund and the assumption by Capital
Appreciation Fund of certain liabilities of Emerging Technologies Fund, followed by the distribution of such
Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund to the Class A, Class B, Class
C, Class N and Class Y shareholders of Emerging Technologies Fund in exchange for their Class A, Class B, Class
C, Class N and Class Y shares of Emerging Technologies Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

         The share transfer books of Emerging Technologies Fund will be permanently closed at the close of business on the Valuation Date (as hereinafter defined) and only redemption requests received in proper form on or prior to the close of business on the Valuation Date shall be fulfilled by Emerging Technologies Fund;
redemption requests received by Emerging Technologies Fund after that date shall be treated as requests for the redemption of the shares of Capital Appreciation Fund to be distributed to the shareholder in question as provided in Section 5 hereof.

     2.  On the Closing Date (as hereinafter defined), all of the assets of Emerging Technologies Fund on that date, excluding a cash reserve (the "Cash Reserve") to be retained by Emerging Technologies Fund sufficient in its discretion for the payment of the expenses of Emerging Technologies Fund's dissolution and its liabilities, but not in excess of the amount contemplated by Section 10E, shall be delivered as provided in Section 8 to
Capital Appreciation Fund, in exchange for and against delivery to Emerging Technologies Fund on the Closing Date of a number of Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund, having an aggregate net asset value equal to the value of the assets of Emerging Technologies Fund so transferred and delivered.

     3.  The net asset value of Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation
Fund and the value of the assets of Emerging Technologies Fund to be transferred shall in each case be determined as of the close of business of The New York Stock Exchange on the Valuation Date.  The computation of the net asset value of the Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund and the
Class A, Class B, Class C, Class N and Class Y shares of Emerging Technologies Fund shall be done in the manner used by Capital Appreciation Fund and Emerging Technologies Fund, respectively, in the computation of such net asset value per share as set forth in their respective prospectuses.  The methods used by Capital Appreciation
Fund in such computation shall be applied to the valuation of the assets of Emerging Technologies Fund to be transferred to Capital Appreciation Fund.

         Emerging Technologies Fund shall declare and pay, immediately prior to the Valuation Date, a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to Emerging
Technologies Fund's shareholders all of Emerging Technologies Fund's investment company taxable income for taxable years ending on or prior to the Closing Date (computed without regard to any dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward).

     4.  The closing (the "Closing") shall be at the offices of OppenheimerFunds, Inc. (the "Agent"), 6803 S.
Tucson Way, Centennial, CO 80112, on such time or such other place as the parties may designate or as provided below (the "Closing Date").  The business day preceding the Closing Date is herein referred to as the "Valuation
Date."

         In the event that on the Valuation Date either party has, pursuant to the Investment Company Act of
1940, as amended (the "Act"), or any rule, regulation or order thereunder, suspended the redemption of its shares or postponed payment therefore, the Closing Date shall be postponed until the first business day after the date when both parties have ceased such suspension or postponement; provided, however, that if such suspension shall continue for a period of 60 days beyond the Valuation Date, then the other party to the Agreement shall be permitted to terminate the Agreement without liability to either party for such termination.

     5.           In conjunction with the Closing, Emerging Technologies Fund shall distribute on a pro rata basis to the shareholders of Emerging Technologies Fund as of the Valuation Date Class A, Class B, Class C, Class
N and Class Y shares of Capital Appreciation Fund received by Emerging Technologies Fund on the Closing Date in
exchange for the assets of Emerging Technologies Fund in complete liquidation of Emerging Technologies Fund.  For the purpose of the distribution by Emerging Technologies Fund of Class A, Class B, Class C, Class N and Class Y
shares of Capital Appreciation Fund to Emerging Technologies Fund's shareholders, Capital Appreciation Fund will promptly cause its transfer agent to: (a) credit an appropriate number of Class A, Class B, Class C, Class N and
Class Y shares of Capital Appreciation Fund on the books of Capital Appreciation Fund to each Class A, Class B,
Class C, Class N and Class Y shareholder of Emerging Technologies Fund in accordance with a list (the
"Shareholder List") of Emerging Technologies Fund shareholders received from Emerging Technologies Fund; and (b)
confirm an appropriate number of Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation
Fund to each Class A, Class B, Class C, Class N and Class Y shareholder of Emerging Technologies Fund.

         The Shareholder List shall indicate, as of the close of business on the Valuation Date, the name and address of each shareholder of Emerging Technologies Fund, indicating his or her share balance.  Emerging
Technologies Fund agrees to supply the Shareholder List to Capital Appreciation Fund not later than the Closing
Date.  Shareholders of Emerging Technologies Fund holding certificates representing their shares shall not be required to surrender their certificates to anyone in connection with the reorganization.  After the Closing
Date, however, it will be necessary for such shareholders to surrender their certificates in order to redeem, transfer or pledge the shares of Capital Appreciation Fund which they received.

     6.  Within one year after the Closing Date, Emerging Technologies Fund shall (a) either pay or make provision for payment of all of its liabilities and taxes, and (b) either (i) transfer any remaining amount of the Cash Reserve to Capital Appreciation Fund, if such remaining amount (as reduced by the estimated cost of distributing it to shareholders) is not material (as defined below) or (ii) distribute such remaining amount to the shareholders of Emerging Technologies Fund on the Valuation Date.  Such remaining amount shall be deemed to be material if the amount to be distributed, after deduction of the estimated expenses of the distribution, equals or exceeds one cent per share of Emerging Technologies Fund outstanding on the Valuation Date.

     7.           Prior to the Closing Date, Emerging Technologies Fund's portfolio shall be analyzed to ensure that the requisite percentage of Emerging Technologies Fund's portfolio meets Capital Appreciation Fund's investment policies and restrictions so that, after the Closing, Capital Appreciation Fund will be in compliance with all of its investment policies and restrictions.  At the Closing, Emerging Technologies Fund shall deliver to Capital Appreciation Fund two copies of a list setting forth the securities then owned by Emerging
Technologies Fund.  Promptly after the Closing, Emerging Technologies Fund shall provide Capital Appreciation
Fund a list setting forth the respective federal income tax bases thereof.

     8.           Portfolio securities or written evidence acceptable to Capital Appreciation Fund of record ownership thereof by The Depository Trust Company or through the Federal Reserve Book Entry System or any other depository approved by Emerging Technologies Fund pursuant to Rule 17f-4 and Rule 17f-5 under the Act shall be endorsed and delivered, or transferred by appropriate transfer or assignment documents, by Emerging Technologies
Fund on the Closing Date to Capital Appreciation Fund, or at its direction, to its custodian bank, in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any.  The cash delivered shall be in the form of certified or bank cashiers' checks or by bank wire or intra-bank transfer payable to the order of Capital
Appreciation Fund for the account of Capital Appreciation Fund.  Class A, Class B, Class C, Class N and Class Y
shares of Capital Appreciation Fund representing the number of Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund being delivered against the assets of Emerging Technologies Fund, registered in the name of Emerging Technologies Fund, shall be transferred to Emerging Technologies Fund on the Closing
Date.  Such shares shall thereupon be assigned by Emerging Technologies Fund to its shareholders so that the shares of Capital Appreciation Fund may be distributed as provided in Section 5.

         If, at the Closing Date, Emerging Technologies Fund is unable to make delivery under this Section 8 to
Capital Appreciation Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by Emerging Technologies Fund, or the cash proceeds of a sale of portfolio securities, prior to the
Closing Date have not yet been delivered to it or Emerging Technologies Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and Emerging
Technologies Fund will deliver to Capital Appreciation Fund by or on the Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to Capital Appreciation Fund, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by Capital Appreciation Fund.

     9.           Capital Appreciation Fund shall not assume the liabilities (except for portfolio securities purchased which have not settled and for shareholder redemption and dividend checks outstanding) of Emerging
Technologies Fund, but Emerging Technologies Fund will, nevertheless, use its best efforts to discharge all known liabilities, so far as may be possible, prior to the Closing Date.  The cost of printing and mailing the proxies and proxy statements will be borne by Emerging Technologies Fund.  Emerging Technologies Fund and Capital
Appreciation Fund will bear the cost of their respective tax opinion.  Any documents such as existing prospectuses or annual reports that are included in that mailing will be a cost of the Fund issuing the document.  Any other out-of-pocket expenses of Capital Appreciation Fund and Emerging Technologies Fund
associated with this reorganization, including legal, accounting and transfer agent expenses, will be borne by
Emerging Technologies Fund and Capital Appreciation Fund, respectively, in the amounts so incurred by each.

     10.          The obligations of Capital Appreciation Fund hereunder shall be subject to the following conditions:

         A.       The Board of Trustees of Emerging Technologies Fund shall have authorized the execution of the
Agreement, and the shareholders of Emerging Technologies Fund shall have approved the Agreement and the transactions contemplated hereby, and Emerging Technologies Fund shall have furnished to Capital Appreciation
Fund copies of resolutions to that effect certified by the Secretary or the Assistant Secretary of Emerging
Technologies Fund; such shareholder approval shall have been by the affirmative vote required by the
Massachusetts Law and its charter documents at a meeting for which proxies have been solicited by the Proxy
Statement and Prospectus (as hereinafter defined).

         B.       Capital Appreciation Fund shall have received an opinion dated as of the Closing Date from counsel to Emerging Technologies Fund, to the effect that (i) Emerging Technologies Fund is a business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts with full corporate powers to carry on its business as then being conducted and to enter into and perform the Agreement; and (ii)
that all action necessary to make the Agreement, according to its terms, valid, binding and enforceable on
Emerging Technologies Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by Emerging Technologies Fund.  Massachusetts counsel may be relied upon for this opinion.

C.       The representations and warranties of Emerging Technologies Fund contained herein shall be true and correct at and as of the Closing Date, and Capital Appreciation Fund shall have been furnished with a certificate of the President, or a Vice President, or the Secretary or the Assistant Secretary or the Treasurer or the
Assistant Treasurer of Emerging Technologies Fund, dated as of the Closing Date, to that effect.

D.       On the Closing Date, Emerging Technologies Fund shall have furnished to Capital Appreciation Fund a certificate of the Treasurer or Assistant Treasurer of Emerging Technologies Fund as to the amount of the capital loss carry-over and net unrealized appreciation or depreciation, if any, with respect to Emerging Technologies
Fund as of the Closing Date.

         E.       The Cash Reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of Emerging Technologies Fund at the close of business on the Valuation Date.

F.       A Registration Statement on Form N-14 filed by Capital Appreciation Fund under the Securities Act of
1933, as amended (the "1933 Act"), containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933 Act.

         G.       On the Closing Date, Capital Appreciation Fund shall have received a letter from a senior officer in the Legal Department of OppenheimerFunds, Inc. acceptable to Capital Appreciation Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of Emerging Technologies Fund arising out of litigation brought against Emerging Technologies Fund or claims asserted against it, or pending or to the best of his or her knowledge threatened claims or litigation not reflected in or apparent from the most recent audited financial statements and footnotes thereto of Emerging Technologies Fund delivered to Capital Appreciation Fund.  Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

         H.       Capital Appreciation Fund shall have received an opinion, dated as of the Closing Date, of
Mayer, Brown, Rowe and Maw LLP, to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

         I.       Capital Appreciation Fund shall have received at the Closing all of the assets of Emerging
Technologies Fund to be conveyed hereunder, which assets shall be free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever.

     11.          The obligations of Emerging Technologies Fund hereunder shall be subject to the following conditions:

         A.       The Board of Trustees of Capital Appreciation Fund shall have authorized the execution of the
Agreement, and the transactions contemplated thereby, and Capital Appreciation Fund shall have furnished to
Emerging Technologies Fund copies of resolutions to that effect certified by the Secretary or the Assistant
Secretary of Capital Appreciation Fund.

         B.       Emerging Technologies Fund's shareholders shall have approved the Agreement and the transactions contemplated hereby, by an affirmative vote required by the Massachusetts Law and its charter documents and Emerging Technologies Fund shall have furnished Capital Appreciation Fund copies of resolutions to that effect certified by the Secretary or an Assistant Secretary of Emerging Technologies Fund.

         C.       Emerging Technologies Fund shall have received an opinion dated as of the Closing Date from counsel to Capital Appreciation Fund, to the effect that (i) Capital Appreciation Fund is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with full powers to carry on its business as then being conducted and to enter into and perform the Agreement; (ii) all actions necessary to make the Agreement, according to its terms, valid, binding and enforceable upon Capital
Appreciation Fund and to authorize effectively the transactions contemplated by the Agreement have been taken by
Capital Appreciation Fund, and (iii) the shares of Capital Appreciation Fund to be issued hereunder are duly authorized and when issued will be validly issued, fully-paid and non-assessable, except as set forth under
"Shareholder and Trustee Liability" in Capital Appreciation Fund's Statement of Additional Information.
Massachusetts counsel may be relied upon for this opinion.

         D.       The representations and warranties of Capital Appreciation Fund contained herein shall be true and correct at and as of the Closing Date, and Emerging Technologies Fund shall have been furnished with a certificate of the President, a Vice President or the Secretary or the Assistant Secretary or the Treasurer or
the Assistant Treasurer of the Trust to that effect dated as of the Closing Date.

         E.         Emerging Technologies Fund shall have received an opinion of Mayer, Brown, Rowe & Maw, LLP to the effect that the federal tax consequences of the transaction, if carried out in the manner outlined in the
Agreement and in accordance with (i) Emerging Technologies Fund's representation that there is no plan or intention by any Emerging Technologies Fund shareholder who owns 5% or more of Emerging Technologies Fund's outstanding shares, and, to Emerging Technologies Fund's best knowledge, there is no plan or intention on the part of the remaining Emerging Technologies Fund shareholders, to redeem, sell, exchange or otherwise dispose of a number of Capital Appreciation Fund shares received in the transaction that would reduce Emerging Technologies
Fund shareholders' ownership of Capital Appreciation Fund shares to a number of shares having a value, as of the
Closing Date, of less than 50% of the value of all of the formerly outstanding Emerging Technologies Fund shares as of the same date, and (ii) the representation by each of Emerging Technologies Fund and Capital Appreciation
Fund that, as of the Closing Date, Emerging Technologies Fund and Capital Appreciation Fund should qualify as regulated investment companies or should meet the diversification test of Section 368(a)(2)(F)(ii) of the Code, will be as follows:

a.       The transactions contemplated by the Agreement should qualify as a tax-free "reorganization" within the meaning of Section 368(a)(1) of the Code, and under the regulations promulgated thereunder.

b.       Emerging Technologies Fund and Capital Appreciation Fund should each qualify as a "party to a reorganization" within the meaning of Section 368(b)(2) of the Code.

c.       No gain or loss should be recognized by the shareholders of Emerging Technologies Fund upon the distribution of Class A, Class B, Class C, Class N and Class Y shares of beneficial interest in Capital
Appreciation Fund to the shareholders of Emerging Technologies Fund pursuant to Section 354 of the Code.

d.       Under Section 361(a) of the Code no gain or loss should be recognized by Emerging Technologies Fund by reason of the transfer of substantially all its assets in exchange for Class A, Class B, Class C, Class N and
Class Y shares of Capital Appreciation Fund.

e.       Under Section 1032 of the Code no gain or loss should be recognized by Capital Appreciation Fund by reason of the transfer of substantially all of Emerging Technologies Fund's assets in exchange for Class A, Class
B, Class C, Class N and Class Y shares of Capital Appreciation Fund and Capital Appreciation Fund's assumption of certain liabilities of Emerging Technologies Fund.

f.       The shareholders of Emerging Technologies Fund should have the same tax basis and holding period for the
Class A, Class B, Class C, Class N and Class Y shares of beneficial interest in Capital Appreciation Fund that they receive as they had for Emerging Technologies Fund shares that they previously held, pursuant to Section
358(a) and 1223(1), respectively, of the Code.

g.       The securities transferred by Emerging Technologies Fund to Capital Appreciation Fund should have the same tax basis and holding period in the hands of Capital Appreciation Fund as they had for Emerging Technologies
Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

         F.   The Cash Reserve shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets, of Emerging Technologies Fund at the close of business on the Valuation Date.

         G.   A Registration Statement on Form N-14 filed by Capital Appreciation Fund under the 1933 Act, containing a preliminary form of the Proxy Statement and Prospectus, shall have become effective under the 1933
Act.

         H.   On the Closing Date, Emerging Technologies Fund shall have received a letter from a senior officer in the Legal Department of OppenheimerFunds, Inc. acceptable to Emerging Technologies Fund, stating that nothing has come to his or her attention which in his or her judgment would indicate that as of the Closing Date there were any material, actual or contingent liabilities of Capital Appreciation Fund arising out of litigation brought against Capital Appreciation Fund or claims asserted against it, or pending or, to the best of his or her knowledge, threatened claims or litigation not reflected in or apparent by the most recent audited financial statements and footnotes thereto of Capital Appreciation Fund delivered to Emerging Technologies Fund.  Such letter may also include such additional statements relating to the scope of the review conducted by such person and his or her responsibilities and liabilities as are not unreasonable under the circumstances.

     I.  Emerging Technologies Fund shall acknowledge receipt of the Class A, Class B, Class C, Class N and Class
Y shares of Capital Appreciation Fund.

     12.          Emerging Technologies Fund hereby represents and warrants that:

A.       The unaudited financial statements of Emerging Technologies Fund as of April 30, 2007 and audited financial statements as of October 31, 2006 heretofore furnished to Capital Appreciation Fund, present fairly the financial position, results of operations, and changes in net assets of Emerging Technologies Fund as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from October 31, 2006 through the date hereof there have not been, and through the
Closing Date there will not be, any material adverse change in the business or financial condition of Emerging
Technologies Fund, it being agreed that a decrease in the size of Emerging Technologies Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material adverse change;

B.       Contingent upon approval of the Agreement and the transactions contemplated thereby by Emerging
Technologies Fund's shareholders, Emerging Technologies Fund has authority to transfer all of the assets of
Emerging Technologies Fund to be conveyed hereunder free and clear of all liens, encumbrances, security interests, restrictions and limitations whatsoever;

C.       The Prospectus, as amended and supplemented, contained in Emerging Technologies Fund's Registration
Statement under the 1933 Act, as amended, is true, correct and complete, conforms to the requirements of the 1933
Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

D.       There is no material contingent liability of Emerging Technologies Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Emerging Technologies Fund, threatened against Emerging Technologies Fund, not reflected in such Prospectus;

E.       Except for the Agreement, there are no material contracts outstanding to which Emerging Technologies
Fund is a party other than those ordinary in the conduct of its business;

F.       Emerging Technologies Fund is a Massachusetts business trust duly organized, validly existing and in good standing under the laws of the State of Massachusetts; and has all necessary and material Federal and state authorizations to own all of its assets and to carry on its business as now being conducted; and Emerging
Technologies Fund that is duly registered under the Act and such registration has not been rescinded or revoked and is in full force and effect;

G.       All Federal and other tax returns and reports of Emerging Technologies Fund required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of Emerging Technologies
Fund no such return is currently under audit and no assessment has been asserted with respect to such returns; and

H.       Emerging Technologies Fund has elected that Emerging Technologies Fund be treated as a regulated investment company and, for each fiscal year of its operations, Emerging Technologies Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and
Emerging Technologies Fund intends to meet such requirements with respect to its current taxable year.

13.      Capital Appreciation Fund hereby represents and warrants that:

A.       The audited financial statements of Capital Appreciation Fund as of August 31, 2006 and unaudited financial statements as of February 28, 2007  heretofore furnished to Emerging Technologies Fund, present fairly the financial position, results of operations, and changes in net assets of Capital Appreciation Fund, as of that date, in conformity with generally accepted accounting principles applied on a basis consistent with the preceding year; and that from February 28, 2007  through the date hereof there have not been, and through the
Closing Date there will not be, any material adverse changes in the business or financial condition of Capital
Appreciation Fund, it being understood that a decrease in the size of Capital Appreciation Fund due to a diminution in the value of its portfolio and/or redemption of its shares shall not be considered a material or adverse change;

B.       The Prospectus, as amended and supplemented, contained in Capital Appreciation Fund's Registration
Statement under the 1933 Act, is true, correct and complete, conforms to the requirements of the 1933 Act and does not contain any untrue statement of a material fact or omit to state a material fact required to be stated
therein or necessary to make the statements therein not misleading.  The Registration Statement, as amended, was, as of the date of the filing of the last Post-Effective Amendment, true, correct and complete, conformed to the requirements of the 1933 Act and did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

C.       Except for this Agreement, there is no material contingent liability of Capital Appreciation Fund and no material claim and no material legal, administrative or other proceedings pending or, to the knowledge of Capital
Appreciation Fund, threatened against Capital Appreciation Fund, not reflected in such Prospectus;

D.       There are no material contracts outstanding to which Capital Appreciation Fund is a party other than those ordinary in the conduct of its business;

E.       Capital Appreciation Fund is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts; Capital Appreciation Fund has all necessary and material
Federal and state authorizations to own all its properties and assets and to carry on its business as now being conducted; the Class A, Class B, Class C, Class N and Class Y shares of Capital Appreciation Fund which it issues to Emerging Technologies Fund pursuant to the Agreement will be duly authorized, validly issued, fully-paid and non-assessable, except as set forth under "Shareholder & Trustee Liability" in Capital Appreciation Fund's
Statement of Additional Information, will conform to the description thereof contained in Capital Appreciation
Fund's Registration Statement and will be duly registered under the 1933 Act and in the states where registration is required; and Capital Appreciation Fund is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

F.       All federal and other tax returns and reports of Capital Appreciation Fund required by law to be filed have been filed, and all federal and other taxes shown due on said returns and reports have been paid or provision shall have been made for the payment thereof and to the best of the knowledge of Capital Appreciation
Fund, no such return is currently under audit and no assessment has been asserted with respect to such returns and to the extent such tax returns with respect to the taxable year of Capital Appreciation Fund ended August 31,
2006 have not been filed, such returns will be filed when required and the amount of tax shown as due thereon shall be paid when due;

         G.       Capital Appreciation Fund has elected to be treated as a regulated investment company and, for each fiscal year of its operations, Capital Appreciation Fund has met the requirements of Subchapter M of the
Code for qualification and treatment as a regulated investment company and Capital Appreciation Fund intends to meet such requirements with respect to its current taxable year;

         H.       Capital Appreciation Fund has no plan or intention (i) to dispose of any of the assets transferred by Emerging Technologies Fund, other than in the ordinary course of business, or (ii) to redeem or reacquire any of the Class A, Class B, Class C, Class N and Class Y shares issued by it in the reorganization other than pursuant to valid requests of shareholders; and

         I.   After consummation of the transactions contemplated by the Agreement, Capital Appreciation Fund intends to operate its business in a substantially unchanged manner.

     14. Each party hereby represents to the other that no broker or finder has been employed by it with respect to the Agreement or the transactions contemplated hereby. Each party also represents and warrants to the other that the information concerning it in the Proxy Statement and Prospectus will not as of its date contain any untrue statement of a material fact or omit to state a fact necessary to make the statements concerning it therein not misleading and that the financial statements concerning it will present the information shown fairly in accordance with generally accepted accounting principles applied on a basis consistent with the preceding year.  Each party also represents and warrants to the other that the Agreement is valid, binding and enforceable in accordance with its terms and that the execution, delivery and performance of the Agreement will not result in any violation of, or be in conflict with, any provision of any charter, by-laws, contract, agreement, judgment, decree or order to which it is subject or to which it is a party.  Capital Appreciation Fund hereby represents to and covenants with Emerging Technologies Fund that, if the reorganization becomes effective, Capital Appreciation
Fund will treat each shareholder of Emerging Technologies Fund who received any of Capital Appreciation Fund's shares as a result of the reorganization as having made the minimum initial purchase of shares of Capital
Appreciation Fund received by such shareholder for the purpose of making additional investments in shares of
Capital Appreciation Fund, regardless of the value of the shares of Capital Appreciation Fund received.

     15. Capital Appreciation Fund agrees that it will prepare and file a Registration Statement on Form N-14 under the 1933 Act which shall contain a preliminary form of proxy statement and prospectus contemplated by Rule
145 under the 1933 Act.  The final form of such proxy statement and prospectus is referred to in the Agreement as the "Proxy Statement and Prospectus."  Each party agrees that it will use its best efforts to have such
Registration Statement declared effective and to supply such information concerning itself for inclusion in the
Proxy Statement and Prospectus as may be necessary or desirable in this connection.  Emerging Technologies Fund covenants and agrees to liquidate and dissolve under the laws of the State of Massachusetts, following the
Closing, and, upon Closing, to cause the cancellation of its outstanding shares.

     16.  The obligations of the parties shall be subject to the right of either party to abandon and terminate the Agreement for any reason and there shall be no liability for damages or other recourse available to a party not so terminating this Agreement, provided, however, that in the event that a party shall terminate this
Agreement without reasonable cause, the party so terminating shall, upon demand, reimburse the party not so terminating for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

     17. The Agreement may be executed in several counterparts, each of which shall be deemed an original, but all taken together shall constitute one Agreement.  The rights and obligations of each party pursuant to the
Agreement shall not be assignable.

     18. All prior or contemporaneous agreements and representations are merged into the Agreement, which constitutes the entire contract between the parties hereto.  No amendment or modification hereof shall be of any force and effect unless in writing and signed by the parties and no party shall be deemed to have waived any provision herein for its benefit unless it executes a written acknowledgment of such waiver.

     19. Capital Appreciation Fund understands that the obligations of Emerging Technologies Fund under the
Agreement are not binding upon any Trustee or shareholder of Emerging Technologies Fund personally, but bind only
Emerging Technologies Fund and Emerging Technologies Fund's property. Capital Appreciation Fund represents that it has notice of the provisions of the Declaration of Trust of Emerging Technologies Fund disclaiming shareholder and trustee liability for acts or obligations of Emerging Technologies Fund.

     20. Emerging Technologies Fund understands that the obligations of Capital Appreciation Fund under the
Agreement are not binding upon any trustee or shareholder of Capital Appreciation Fund personally, but bind only
Capital Appreciation Fund and Capital Appreciation Fund's property.  Emerging Technologies Fund represents that it has notice of the provisions of the Declaration of Trust of Capital Appreciation Fund disclaiming shareholder and trustee liability for acts or obligations of Capital Appreciation Fund.

         IN WITNESS WHEREOF, each of the parties has caused the Agreement to be executed and attested by its officers thereunto duly authorized on the date first set forth above.

                                            OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                            By:     /s/ Robert G. Zack

                                                    ______________________
                                                     Robert G. Zack
                                                     Secretary

                                            OPPENHEIMER CAPITAL APPRECIATION FUND

                                            By:      /s/ Robert G. Zack
                                                     ______________________
                                                     Robert G. Zack
                                                     Secretary

                                                                                                          EXHIBIT B

                                              PRINCIPAL SHAREHOLDERS

         Principal  Shareholders  of Emerging  Technologies  Fund. As of August 3, 2007, the only persons who owned of  record  or were  known  by  Emerging  Technologies  Fund to own  beneficially  5% or more of any  class  of the outstanding shares of Emerging Technologies Fund were:

         RPSS TR, Air System  Engineering  Inc.  401K Plan,  3602 S. Pine St.,  Tacoma WA  98409-5705,  which owned
         94,985.184 Class N shares (7.38% of the Class N shares then outstanding).

         RPSS TR,  Greystar  Management  Services  LP,  401K  Plan,  750  Bering  Drive,  Suite  300,  Houston,  TX
         77057-2132, which owned 81,435.143 Class N shares (6.33% of the Class N shares then outstanding).

         MG Trust Cust.,  Sunbury Motor Company 401K, 700 17th Street,  Suite 300,  Denver,  CO  80202-3531,  which owed 78,420.353 Class N shares (6.09% of the Class N shares then outstanding).

         Taynik & Co., C/O  Investors  Bank & Trust,  FPG90,  P.O. Box 9130,  Boston,  MA  02117-9130,  which owned
         650,035.574 Class Y shares (99.98% of the Class Y shares then outstanding).

         Principal  Shareholders of Capital  Appreciation  Fund. As of August 3, 2007, the only persons who owned of record or were known by Capital  Appreciation  Fund to own  beneficially 5% or more of any class of the outstanding shares of Capital Appreciation Fund were:

         MLPF&S  for the Sole  Benefit  of its  Customers,  Attn.  Fund  Admin.,  4800 Deer  Lake Dr.  E.  Floor 3,
         Jacksonville,  FL 32246-6484,  which owned  8,231,690.024 Class A shares (7.62% of the Class A shares then outstanding).

         Great-West  Life & Annuity  Insurance  Company,  Attn.  Mutual Fund  Trading  2T2,  8515 E.  Orchard  Rd.,
         Greenwood Village,  CO 80111-5002,  which owned  6,983,211.306 Class A shares (6.47% of the Class A shares then outstanding).

         MLPF&S  FBO  Sole  Benefit  of its  Customers,  Attn.  Fund  Admin.,  4800  Deer  Lake  Dr.  E.  Floor  3,
         Jacksonville,  FL 32246-6484,  which owned 1,755,200.621 Class C shares (11.59% of the Class C shares then outstanding).

         MLPF&S  for the Sole  Benefit  of its  Customers,  Attn.  Fund  Admin.,  4800 Deer  Lake Dr.  E.  Floor 3,
         Jacksonville,  FL  32246-6484,  which owned  441,412.171  Class N shares (9.11% of the Class N shares then outstanding).

         Oppenheimer  Portfolio Series,  Active Allocation,  Attn. FPA Trade Settle (2-FA)., 6803 South Tucson Way,
         Centennial,  CO 80112-3924,  which owned  4,662,224.897  Class Y shares (23.25% of the Class Y shares then outstanding).

         MLPF&S  for the Sole  Benefit  of its  Customers,  Attn.  Fund  Admin.,  4800 Deer  Lake Dr.  E.  Floor 3,
         Jacksonville,  FL 32246-6484,  which owned 2,963,497.228 Class Y shares (14.78% of the Class Y shares then outstanding).

         Taynik & Co., C/O  Investors  Bank & Trust,  FPG90,  P.O. Box 9130,  Boston,  MA  02117-9130,  which owned
         1,927,999.973 Class Y shares (9.61% of the Class Y shares then outstanding).

         Oppenheimer  Portfolio Series,  Active Allocation Tact. Comp., Attn. FPA Trade Settle (2-FA).,  6803 South
         Tucson Way,  Centennial,  CO 80112-3924,  which owned  1,848,265.202  Class Y shares (9.21% of the Class Y shares then outstanding).

         Oppenheimer  Portfolio  Series Equity  Investor Fund,  Attn. FPA Trade Settle  (2-FA).,  6803 South Tucson
         Way,  Centennial,  CO 80112-3924,  which owned  1,827,101.076  Class Y shares (9.11% of the Class Y shares then outstanding).

         Oppenheimer  Portfolio Series,  Moderate Investor,  Attn. FPA Trade Settle (2-FA)., 6803 South Tucson Way,
         Centennial,  CO  80112-3924,  which owned  1,625,209.588  Class Y shares (8.10% of the Class Y shares then outstanding).

         Vanguard  Fiduciary Trust Co. TR, Vanguard  Fiduciary Trust Co, PO BOX 2600,  Valley Forge, PA 19482-2600,
         which owned 1,016,774.047 Class Y shares (5.07% of the Class Y shares then outstanding).

                                                                                                          EXHIBIT C

                             MANAGEMENT'S DISCUSSION OF CAPITAL APPRECIATION FUND'S PERFORMANCE

         The following discussion is included in Capital Appreciation Fund's annual report dated August 31, 2006, the most recent annual report to shareholders (and therefore the most recent management's discussion of fund performance) available. (Although not a part of the Management's Discussion of Fund Performance, more current information on the Fund's performance is available in Capital Appreciation Fund's semi-annual report dated
February 28, 2007 which includes an interview with the Fund's portfolio manager regarding the Fund's performance for the 6-month period ended February 28, 2007. )

         Management's Discussion of Fund's Performance (as of August 31, 2006)

          The Fund's Class A shares (without sales charge) underperformed its benchmark, the S&P 500 Index, which returned 8.87% for the 12-month period ending August 31, 2006, but outperformed the Russell 1000 Growth Index, which returned 3.68% over the same period, and significantly outperformed the Lipper Large Cap Growth Fund category, which returned an average of 1.86%. Compared to its Large Cap Growth competitors, the Fund did quite well, performing well above the group median. The Fund lagged the broad market in an investment climate that was generally less favorable for growth companies than value companies. Individual stock performance was the primary influence--both positive and negative--on the portfolio's returns. On a sector basis, our investments in the technology and consumer discretionary areas were the largest detractors. The Fund's best-performing sectors during the period were financials and consumer staples.

         Regardless of the broader market backdrop, the portfolio manager regularly follows a consistent management strategy. The Manager's goal continued to be to conservatively manage a "core" large-cap growth portfolio diversified across a wide variety of sectors. The portfolio management team members do no consider themselves to be short-term investors The portfolio manager strives to own companies believed to have the potential to meaningfully grow earnings faster than the broader market over a three- to five-year time horizon.
In particular, the portfolio manager looks for businesses with sustainable earnings, strong earnings growth and sound capital management. The portfolio manager also pays close attention to company valuations to avoid paying too much for growth opportunities. Although the investment approach is "bottom-up"--meaning that the portfolio manager selects stocks based on their individual fundamentals-- also considered are broad-based secular trends when deciding whether or not to make a purchase. In general, the portfolio manager buys into businesses that are believed to be expanding as a share of the economy, rather than shrinking.

         Over the reporting period, the portfolio manager looked to "flatten" the portfolio, reducing some of the
Fund's previous concentrations in larger, more mature companies, while reinvesting the proceeds across a variety of sectors in companies  believed to offer more dynamic growth potential. Another significant theme was to reduce the Fund's stake in "old" media and increase its weighting in new media companies--businesses that the portfolio manager believes are changing the rules of advertising through the use of new technologies. For example, the portfolio manager favored Google, Inc., and Yahoo!, Inc., two companies that have benefited from the Internet's continued rapid growth. Spending on online advertising--a market category that barely existed five years ago--has increased in recent years. The portfolio manager further believes this trend is still in its relatively early stages, and that such companies may be well-positioned to take advantage of the worldwide move toward digital media.

         In the energy sector, the portfolio manager reduced exposure to integrated energy companies while adding to the Fund's weighting in energy services stocks. As oil prices remain at historically high levels, integrated energy firms now have some of the strongest balance sheets in their history. In our view, this balance-sheet strength is likely to translate into increased capital investment, which in turn could directly benefit service companies such as Halliburton Co. and Schlumberger Ltd.--two names to which were added to the Fund's existing holdings during the period.

         Two financial stocks--Goldman Sachs Group, Inc. (The) and Chicago Mercantile Exchange (The) (CME)--were two of the Fund's strongest performers during the past year. Goldman Sachs was helped by rising merger and acquisition activity as well as its profitable lending business to hedge funds. CME, the world's largest futures exchange, continued to benefit from the enormous growth in the use of sophisticated strategies to hedge risk in a volatile market environment. Also performing well were two non-U.S.-based consumer-oriented names--Reckitt
Benckiser plc, a household cleaning products company based in the United Kingdom, and Nestle SA, the well-known food company located in Switzerland. Both stocks were beneficiaries of the uncertain market backdrop, which increasingly has driven investors toward businesses whose performance tends to be relatively insensitive to a slower economy.

         On the negative side, the Fund's biggest detractor was eBay, Inc. This leading online auction house fell in response to increasing competition and slowing earnings growth. Despite its recent poor performance, the portfolio manager remains optimistic about the company's prospects and maintain a large weighting in the stock.
Another underperformer was XM Satellite Radio Holdings, Inc., one of two major players in the burgeoning satellite radio market. XM's shares fell on fears of increasing competition from rival Sirius as well as some slowdown in subscriber growth. Also lagging was computer manufacturer and retailer Dell, Inc., which has been hurt by rising competition, weaker-than-expected earnings and quality-control problems. The portfolio manager concluded that these problems were serious enough to warrant selling our position in Dell. Also in technology, software giant Microsoft Corp. saw its shares fall in response to competitive pressures as well as further delays in Vista, the company's long-anticipated update to its Windows operating system.

         The fund's portfolio holdings, allocations and strategies are subject to change.

Comparing the Fund's Performance to the Market

         The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of Capital Appreciation held until August 31, 2006. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001, and in the case of Class Y shares, from the inception of the class on November 3, 1997. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

         The Fund's performance is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market.
Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the
Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the
Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Capital Appreciation Fund (Class A)
      S&P 500 Index

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Capital Appreciation Fund (Class B)
      S&P 500 Index

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Capital Appreciation Fund (Class C)
      S&P 500 Index

[Insert Graph from Capital Appreciation Fund Annual Report]

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Capital Appreciation Fund (Class N)
      S&P 500 Index

            The performance data quoted represents past performance, which does not guarantee future results.
The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance quoted.  For performance data current to the most recent month end, visit us at
www.oppenheimerfunds.com, or call us at 1.800.525.7048.  Fund returns include changes in share price, reinvested distributions, and the applicable sales charge:  for Class A shares, the current maximum initial sales charge of
5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for Class C and N shares, the contingent 1% deferred sales charge for the 1-year period.  There is no sales charge for Class
Y shares.  Because Class B shares convert to Class A shares 72 months after purchase, since-inception return for
Class B shares uses Class A performance for the period after conversion.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.  The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment.  Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

The Fund's investment strategy and focus can change over time.  The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds,  Inc.

Class A shares of the Fund were first publicly offered on 1/22/81. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 11/1/95.  Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares
72 months after purchase, the  10-year return for Class B uses Class A performance for the period after conversion.  Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93.  Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 11/3/97. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                                        STATEMENT OF ADDITIONAL INFORMATION
                                         TO PROSPECTUS AND PROXY STATEMENT
                                                        OF
                                       OPPENHEIMER CAPITAL APPRECIATION FUND

                                                      PART B

                                           Acquisition of the Assets of
                                      OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                         By and in exchange for Shares of
                                       OPPENHEIMER CAPITAL APPRECIATION FUND

         This Statement of Additional Information to this Prospectus and Proxy Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer Emerging Technologies
Fund ("Emerging Technologies Fund") for Class A, Class B, Class C, Class N and Class Y shares of Oppenheimer
Capital Appreciation Fund ("Capital Appreciation Fund") (the "Reorganization").

         This SAI consists of this Cover Page and the following documents which are incorporated into this SAI by reference: (i) the Statement of Additional Information of Emerging Technologies Fund dated February 28, 2007, as supplemented May 21, 2007 ; (ii) the Statement of Additional Information of Capital Appreciation Fund dated
October 26, 2006, as supplemented November 24, 2006 and December 15, 2006, which includes audited financial statements of Capital Appreciation Fund for the 12-month period ended August 31, 2006; (iii) the annual report of
Emerging Technologies Fund which includes audited financial statements of Emerging Technologies Fund for the
12-month period ended August 31, 2006.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the combined Prospectus and
Proxy Statement dated August 30, 2007 relating to the Reorganization. You can request a copy of the Prospectus and Proxy Statement by calling 1.800.647.1963 or by writing OppenheimerFunds Services at P.O. Box 5270, Denver,
Colorado 80217. The date of this SAI is August 30, 2007.

                                          PRO FORMA FINANCIAL STATEMENTS

         Pro forma financial statements demonstrating the effect of the Reorganization on Capital Appreciation
Fund are not necessary because the net asset value of Emerging Technologies Fund does not exceed ten percent of the net asset value of Capital Appreciation Fund as of June 30, 2007.

                                                                     PROXY CARD

                                      OPPENHEIMER EMERGING TECHNOLOGIES FUND
                    PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 19, 2007

The  undersigned,  revoking prior proxies,  hereby appoints Brian Wixted,  Brian Szilagyi,  and Kathleen Ives, and
each of them,  as  attorneys-in-fact  and proxies of the  undersigned,  with full power of  substitution,  to vote shares  held in the  name of the  undersigned  on the  record  date at the  Special  Meeting  of  Shareholders  of
Oppenheimer  Emerging  Technologies Fund (the "Fund") to be held at 6803 South Tucson Way,  Centennial,  Colorado,
80112,  on October 19,  2007,  at 1:00 P.M.  Mountain  Time,  or at any  adjournment  thereof,  upon the  proposal described in the Notice of Meeting and accompanying  Prospectus and Proxy  Statement,  which have been received by the undersigned.

This proxy is  solicited on behalf of the Fund's  Board of  Trustees,  and the proposal  (set forth on the reverse side of this proxy card) has been proposed by the Board of Trustees.

When  properly  executed,  this proxy will be voted as  indicated  on the reverse  side or "FOR" the proposal if no choice is indicated.  The proxy will be voted in accordance  with the proxy  holders' best judgment as to any other matters that may arise at the Meeting.
                                                                          Note:  Please sign this proxy  exactly as
                                                                         your  name or names  appear  hereon.  Each
                                                                         joint  owner  should  sign.  Trustees  and
                                                                         other  fiduciaries   should  indicate  the
                                                                         capacity   in  which  they   sign.   If  a
                                                                         corporation,    partnership    or    other
                                                                         entity,  this signature  should be that of
                                                                         a duly  authorized  individual  who should
                                                                         state his or her title.

                                                              ______________________________________________
                                                                         Signature
                                                                         Date

                                                                         __________________________________________________________
                                                                         Signature (if held jointly)
                                                                         Date

                                                                         __________________________________________
                                                                         Title if a corporation, partnership or
                                                                         other entity

                                                   ? FOLD HERE ?

YOUR VOTE IS  IMPORTANT,  NO MATTER HOW MANY SHARES YOU OWN. THE MATTER WE ARE  SUBMITTING  FOR YOUR  CONSIDERATION
IS  SIGNIFICANT  TO THE FUND AND TO YOU AS A FUND  SHAREHOLDER.  PLEASE  TAKE THE TIME TO READ THE PROXY  STATEMENT
AND CAST YOUR VOTE USING ANY OF THE METHODS DESCRIBED BELOW.

Three simple methods to vote your proxy:

                                                                                                     -----------------------
1.  Internet:         Log on to  www.myproxyonline.com.  Make  sure to have this  proxy  card        Control Number:
                      available  when  you  plan to vote  your  shares.  You  will  need  the control  number  and check  digit  found in the box at the right at the time you execute your vote.
2.  Touchtone         Simply  dial   toll-free   1-866-458-9856   and  follow  the  automated        Check Digit:
     Phone:           instructions.  Please  have this  proxy card  available  at the time of the call.
3.  Mail:             Simply  sign,  date,  and  complete the reverse side of this proxy card and return it in the postage paid envelope provided.
                                                                                                     -----------------------

TAGID: "TAG ID"
                                                                                                     CUSIP: "CUSIP"

                                                                                                         PROXY CARD

                                      OPPENHEIMER EMERGING TECHNOLOGIES FUND
                    PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 19, 2007

THIS PROXY IS SOLICITED ON BEHALF OF THE FUND'S BOARD OF  TRUSTEES,  AND THE PROPOSAL  BELOW HAS BEEN  PROPOSED BY
THE BOARD OF TRUSTEES.

      TO VOTE, MARK ONE BOX IN BLUE OR BLACK INK.  Example: [ ]

      PROPOSAL:

1.    To approve an Agreement and Plan of Reorganization  between Oppenheimer Emerging  Technologies Fund
         ("Emerging  Technologies Fund") and Oppenheimer Capital Appreciation Fund ("Capital Appreciation
         Fund"), and the transactions contemplated thereby,  including: (a) the transfer of substantially all the assets of Emerging  Technologies Fund to Capital Appreciation Fund in exchange for Class
         A,  Class  B,  Class C,  Class N and  Class Y  shares  of  Capital  Appreciation  Fund;  (b) the distribution  of shares of  Capital  Appreciation  Fund to the  corresponding  Class A, Class B,
         Class C, Class N and Class Y shareholders of Emerging  Technologies Fund in complete liquidation of Emerging  Technologies  Fund; and (c) the cancellation of the outstanding  shares of Emerging
         Technologies Fund.

..                                             FOR            AGAINST            ABSTAIN

                                       OPPENHEIMER CAPITAL APPRECIATION FUND

                                                     FORM N-14

                                                      PART C

                                                 OTHER INFORMATION

Item 15. - Indemnification

Reference is made to the provisions of Article  Seventh of Registrant's  Amended and Restated  Declaration of Trust
filed as Exhibit 16(1) to this Registration Statement, and incorporated herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933, as amended (the "1933 Act")
may be permitted to trustees,  officers and controlling persons of Registrant pursuant to the foregoing  provisions or  otherwise,  Registrant  has been advised that in the opinion of the  Securities  and Exchange  Commission  such indemnification  is against  public policy as expressed in the 1933 Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against such liabilities (other than the payment by Registrant of expenses incurred  or paid by a trustee,  officer or  controlling  person of  Registrant  in the  successful  defense of any action,  suit or proceeding) is asserted by such trustee,  officer or controlling  person,  Registrant will, unless in the  opinion  of its  counsel  the  matter  has been  settled  by  controlling  precedent,  submit to a court of appropriate  jurisdiction the question whether such  indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

(1)      Amended and Restated  Declaration of Trust dated  November 22, 2002:  Previously  filed with  Registrant's
Post-Effective Amendment No. 51, (10/23/06), and incorporated herein by reference.

(2)      By-Laws as amended through 6/16/05: Previously filed with Registrant's Post-Effective Amendment No. 50,
12/23/05, and incorporated herein by reference.

(3)      Not Applicable.

(4)      Not Applicable.

(5)      (i) Specimen Class A Share Certificate:  Previously filed with Registrant's  Post-Effective  Amendment No.
45, 10/28/02, and incorporated herein by reference.

         (ii) Specimen Class B Share Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
45, 10/28/02, and incorporated herein by reference.

         (iii) Specimen Class C Share  Certificate:  Previously filed with  Registrant's  Post-Effective  Amendment
No. 45, 10/28/02, and incorporated herein by reference.

         (iv) Specimen Class N Share Certificate:  Previously filed with Registrant's  Post-Effective Amendment No.
45, 10/28/02, and incorporated herein by reference.

         (v) Specimen Class Y Share Certificate:  Previously filed with Registrant's  Post-Effective  Amendment No.
45, 10/28/02, and incorporated herein by reference.

(6)      Amended and Restated  Investment  Advisory  Agreement  dated 1/1/06:  Previously  filed with  Registrant's
Post-Effective Amendment No. 50, 12/23/05, and incorporated herein by reference.

(7)      (i) General  Distributor's  Agreement dated 12/10/92:  Previously filed with  Registrant's  Post-Effective
Amendment No. 27, 3/2/94, and incorporated herein by reference.

(ii)     Form of Dealer Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously  filed with  Post-Effective
Amendment  No. 34 to the  Registration  Statement  of  Oppenheimer  Main Street  Funds,  Inc.  (Reg.  No.33-17850),
(10/23/06), and incorporated herein by reference.

(iii)    Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously  filed with  Post-Effective
Amendment  No. 34 to the  Registration  Statement  of  Oppenheimer  Main Street  Funds,  Inc.  (Reg.  No.33-17850),
(10/23/06), and incorporated herein by reference.

(iv)     Form of Agency Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously  filed with  Post-Effective
Amendment  No. 34 to the  Registration  Statement  of  Oppenheimer  Main Street  Funds,  Inc.  (Reg.  No.33-17850),
(10/23/06), and incorporated herein by reference.

         (v)    Form  of  Trust  Company  Fund/SERV  Purchase  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed with  Post-Effective  Amendment No. 45 to the  Registration  Statement of Oppenheimer  High Yield
Fund (Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

         (vi)   Form of Trust Company Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:  Previously filed with  Post-Effective  Amendment No. 34 to the Registration  Statement of Oppenheimer Main Street Funds,  Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(8)      (i)  Amended  and  Restated  Retirement  Plan for  Non-Interested  Trustees  or  Directors  dated  8/9/01:
Previously filed with Post-Effective  Amendment No. 34 to the Registration  Statement of Oppenheimer Gold & Special
Minerals Fund (Reg. No. 2-82590), (10/25/01), and incorporated herein by reference.

         (ii)  Form of Deferred  Compensation  Plan for  Disinterested  Trustees/Directors:  Previously  filed with
Post-Effective  Amendment No. 26 to the  Registration  Statement of Oppenheimer  Gold & Special Minerals Fund (Reg.
No. 2-82590), (10/28/98), and incorporated by reference.

 (9)     (i)    Global  Custody   Agreement  dated  August  16,  2002:   Previously  filed  with  the  Registrant's
Post-Effective Amendment No. 51, (10/23/06), and incorporated herein by reference.

         (ii)   Amendment dated October 2, 2003 to the Global Custody  Agreement dated August 16, 2002:  Previously filed with Pre-Effective  Amendment No. 1 to the Registration  Statement of Oppenheimer  Principal  Protected Trust
II (Reg. 333-108093), (11/6/03), and incorporated herein by reference.

(10)     (i)  Amended  and  Restated  Service  Plan and  Agreement  for  Class A shares  dated  October  26,  2005:
Previously  filed with  Registrant's  Post-Effective  Amendment  No. 51,  (10/23/06),  and  incorporated  herein by reference.

         (ii) Amended and Restated  Distribution  and Service Plan and  Agreement  for Class B shares dated October
26, 2005:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 51,  (10/23/06),  and  incorporated herein by reference.

         (iii)  Amended and Restated  Distribution  and Service Plan and Agreement for Class C shares dated October
26, 2005:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 51,  (10/23/06),  and  incorporated herein by reference.

         (iv) Amended and Restated  Distribution  and Service Plan and  Agreement  for Class N shares dated October
26, 2005:  Previously  filed with  Registrant's  Post-Effective  Amendment  No. 51,  (10/23/06),  and  incorporated herein by reference.

          (v)   Oppenheimer  Funds  Multiple  Class Plan under Rule 18f-3  updated  through  10/24/06:   Previously
filed with Post-Effective  Amendment No. 62 to the Registration  Statement of Oppenheimer Capital Income Fund (Reg.
No. 2-33043), 11/21/06, and incorporated herein by reference.

(11)     Opinion and Consent of Counsel: To be filed by Amendment.

(12)     Tax opinion: To be filed by Amendment.

(13)     Not Applicable.

(14)     (i) Consent of KPMG LLP for Oppenheimer Capital Appreciation Fund.  Filed herewith.

         (ii) Consent of KPMG LLP for Oppenheimer Emerging Technologies Fund:  Filed herewith.

(15)     Not Applicable.

(16)      (i)     Power of Attorney for all  Trustees/Directors  dated October 11, 2006:  Previously filed with the
Registrant's Post-Effective Amendment No. 51, (10/23/06), and incorporated herein by reference.

          (ii)    Power of  Attorney  for Brian W.  Wixted  dated  October  11,  2006:  Previously  filed  with the
Registrant's Post-Effective Amendment No. 51, 10/23/06, and incorporated herein by reference.

          (iii) Power of Attorney for David Downes dated August 8, 2007: Filed herewith.

(17)     Not Applicable.

Item 17. - Undertakings

(1)      The  undersigned  registrant  agrees  that prior to any public  reoffering  of the  securities  registered through  the use of a  prospectus  which is a part of this  registration  statement  by any  person or party who is deemed to be an  underwriter  within the  meaning  of Rule  145(c) of the  Securities  Act [17 CFR  230.145c],  the
reoffering  prospectus  will  contain  the  information  called  for by the  applicable  registration  form for the reofferings  by persons who may be deemed  underwriters,  in addition  to the  information  called for by the other items of the applicable form.

(2)      The undersigned  registrant  agrees that every  prospectus that is filed under paragraph (1) above will be filed as a part of an  amendment  to the  registration  statement  and  will not be used  until  the  amendment  is effective,  and that, in  determining  any liability  under the 1933 Act, each  post-effective  amendment  shall be deemed to be a new registration  statement or the securities  offered  therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                                    SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 9th day of August, 2007.

                                                     Oppenheimer Capital Appreciation Fund

                                                     By:  /s/ John V. Murphy*
                                                     ---------------------------------------------
                                                     John V. Murphy, President,
                                                     Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ Brian F. Wruble*                        Chairman of the
Brian F. Wruble                             Board of Trustees                           August 9, 2007

/s/ John V. Murphy*                         President, Principal
John V. Murphy                              Executive Officer and Trustee               August 9, 2007

/s/ Brian W. Wixted*                        Treasurer, Principal                        August 9, 2007
Brian W. Wixted                             Financial & Accounting Officer

/s/ David K. Downes*                        Trustee                                     August 9, 2007
David K. Downes

/s/ Matthew P. Fink*                        Trustee                                     August 9, 2007
Matthew P.Fink

/s/ Robert G. Galli*                        Trustee                                     August 9, 2007
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                     August 9, 2007
Phillip A. Griffiths

/s/ Mary F. Miller*                         Trustee                                     August 9, 2007
Mary F. Miller

/s/ Joel W. Motley*                         Trustee                                     August 9, 2007
Joel W. Motley

/s/ Russell S. Reynolds, Jr.*  Trustee      August 9, 2007
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                       Trustee                                     August 9, 2007
Joseph M. Wikler

/s/ Peter I. Wold*                          Trustee                                     August 9, 2007
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                                       OPPENHEIMER CAPITAL APPRECIATION FUND

                                            Registration No. 333-144564

                                                   EXHIBIT INDEX

Exhibit No.           Description

(14)     (i) Consent of KPMG LLP for Oppenheimer Capital Appreciation Fund

                      (ii) Consent of KPMG LLP for Oppenheimer Emerging Technologies Fund

(16)                  (iii) Power of Attorney for all David Downes dated August 8, 2007